DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.3%
36,513,741	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	34,441,769
24,722,453	AASET Trust, Series 2020-1A-A	3.35%	^	01/16/2040	23,027,779
45,000,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10%	^	02/18/2025	45,279,040
11,066,107	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46%	^	10/15/2024	11,244,641
15,205,094	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90%	^	01/15/2025	15,309,219
8,609,623	Aqua Finance Trust, Series 2017-A-A	3.72%	^	11/15/2035	8,869,798
21,500,000	Bojangles LLC, Series 2020-1A-A2	3.83%	^	10/20/2050	22,086,447
48,539,508	Business Jet Securities LLC, Series 2020-1A-A	2.98%	^	11/15/2035	49,347,497
48,937,500	CAL Funding IV Ltd., Series 2020-1A-A	2.22%	^	09/25/2045	49,713,913
16,400,086	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	15,723,763
33,959,398	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	32,491,672
8,039,393	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	7,756,994
27,783,284	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	28,413,508
19,782,500	CLI Funding LLC, Series 2020-1A-A	2.08%	^	09/18/2045	20,052,337
5,427,689	CLUB Credit Trust, Series 2017-P2-C	4.91%	^	01/15/2024	5,469,670
12,347,175	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	12,068,509
1,802,249	Commonbond Student Loan Trust, Series 2015-A-A	3.20%	^	06/25/2032	1,807,260
5,735,568	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	5,902,803
1,656,024	Consumer Installment Loan Trust, Series 2018-6-PT	9.88%	#^	06/17/2041	1,609,906
2,465,589	Credit Acceptance Auto Loan Trust, Series 2018-1A-A	3.01%	^	02/16/2027	2,467,686
17,479,858	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61%	^	10/15/2026	17,559,881
7,900,000	DB Master Finance LLC, Series 2019-1A-A2I	3.79%	^	05/20/2049	8,141,838
27,468,979	Dividend SLR, Series 2019-1-A	3.67%	^	08/22/2039	28,386,992
46,777,500	Domino’s Pizza Master Issuer LLC, Series 2019-1A-A2	3.67%	^	10/25/2049	49,850,220
2,934,480	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	2,949,745
4,052,585	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	4,089,520
34,526,312	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	30,684,017
4,363,876	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	4,263,834
1,508,153	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	1,523,471
7,101,631	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	7,351,749
25,448,427	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	23,759,516
32,479,364	Global SC Finance SRL, Series 2020-1A-A	2.17%	^	10/17/2040	32,884,323
23,084,540	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	22,028,145
4,543,037	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	4,759,154
11,592,866	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	12,322,551
3,150,000	Hertz Vehicle Financing II LP, Series 2019-2A-B	3.67%	^	05/25/2025	3,166,919
12,426,880	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	12,028,996
26,737,256	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72%	^	07/15/2039	25,617,152
47,640,000	JACK, Series 2019-1A-A23	4.97%	^	08/25/2049	51,452,391
10,550,000	Jersey Mike’s Funding, Series 2019-1A-A2	4.43%	^	02/15/2050	11,336,939
56,260,125	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	58,154,280
21,498,700	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	20,786,813
7,236,509	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25%	^	12/15/2038	6,834,072
71,712,716	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30%	^	01/15/2042	67,700,103
14,769,061	LendingClub Receivables Trust, Series 2020-3-A	3.50%	^	01/16/2046	15,040,206
20,257,644	LendingClub Receivables Trust, Series 2020-5A-A	3.50%	^	03/15/2046	20,399,213
1,950,000	Loanpal Solar Loan Ltd., Series 2021-1GS-B	2.84%	^	01/20/2048	1,954,210
15,639,672	Lunar Aircraft Ltd., Series 2020-1A-A	3.38%	^	02/15/2045	14,773,235
1,248,466	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	1,253,531
23,120,519	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82%	^	06/22/2043	24,949,669
13,397,091	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	14,501,923
16,920,561	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20%	^	02/22/2044	18,274,067
2,902,059	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37%	^	12/21/2043	3,128,616
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91%	^	12/16/2058	23,587,153
30,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13%	^	12/15/2059	30,824,529
6,615,328	Newtek Small Business Loan Trust, Series 2018-1-A (1 Month LIBOR USD + 1.70%)	1.85%	^	02/25/2044	6,445,350
20,059,216	NP SPE LLC, Series 2019-2A-A1	2.86%	^	11/19/2049	20,329,281
12,209,999	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	12,227,809
12,500,000	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46%	^	02/15/2027	12,943,205
48,544,098	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97%	^	06/15/2044	46,200,389
17,389,350	Primose Funding LLC, Series 2019-1A-A2	4.48%	^	07/30/2049	18,066,841
21,823,569	Prosper Trust, Series 2019-ST1-A	4.50%	^	07/15/2025	22,184,574
19,391,556	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21%	^	08/23/2044	16,805,421
12,527,141	Renew, Series 2017-2A-A	3.22%	^	09/22/2053	12,919,692
46,896,566	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23%	^	03/15/2040	45,531,595
16,832,409	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34%	^	03/15/2040	13,532,281
39,200,000	SBA Tower Trust	1.88%	^	01/15/2026	40,467,250
4,484,640	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	4,503,473
9,330,000	ServiceMaster Funding LLC, Series 2020-1-A2II	3.34%	^	01/30/2051	9,547,546
27,306,149	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	25,801,225
9,000,975	Sierra Timeshare Receivables Funding LLC, Series 2020-2A-B	2.32%	^	07/20/2037	9,123,125
5,022,112	Sierra Timeshare Receivables Funding LLC, Series 2020-2A-C	3.51%	^	07/20/2037	5,187,993
7,934,214	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	0.51%		06/15/2039	7,632,759
6,114,724	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	0.49%		12/15/2039	5,862,422
34,186,062	SLVRR, Series 2019-1-A	3.97%	^	07/15/2044	32,897,452
625,460	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	626,609
2,471,997	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	2,491,184
680,299	SoFi Consumer Loan Program Trust, Series 2018-4-A	3.54%	^	11/26/2027	683,692
4,800,522	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	4,878,734
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49%	^	11/26/2040	20,904,972
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16%	^	11/26/2040	13,711,633
22,800,000	SoFi Professional Loan Program, Series 2018-A-B	3.61%	^	02/25/2042	23,758,813
18,000,000	SoFi Professional Loan Program, Series 2018-B-BFX	3.83%	^	08/25/2047	19,060,618
532,379	SoFi Professional Loan Program, Series 2019-A-A1FX	3.18%	^	06/15/2048	533,251
40,685,450	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	40,776,691
23,958,754	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	22,606,522
460,513	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	469,148
19,790,000	Stack Infrastructure Issuer LLC, Series 2020-1A-A2	1.89%	^	08/25/2045	20,057,335
23,094,463	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	22,558,071
49,514,501	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67%	^	02/15/2045	44,970,406
13,955,911	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	15,005,838
16,120,253	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75%	^	06/20/2046	17,038,466
31,350,000	Sunnova Sol LLC, Series 2020-2A-A	2.73%	^	11/01/2055	31,606,035
47,728,280	Sunnova Sol LLC, Series 2020-1A-A	3.35%	^	02/01/2055	50,699,661
32,594,800	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32%	^	11/25/2048	33,223,136
19,475,000	TAL Advantage VII LLC, Series 2020-1A-A	2.05%	^	09/20/2045	19,706,227
4,138,438	TAL Advantage VII LLC, Series 2020-1A-B	3.82%	^	09/20/2045	4,190,593
12,546,095	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73%	^	08/21/2045	12,937,606
10,499,767	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10%	^	09/20/2045	10,677,306
3,418,529	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34%	^	09/20/2045	3,468,204
7,241,075	Upgrade Master Pass-Thru Trust, Series 2019-ST2-A	3.90%	^	09/15/2025	7,323,029
16,267,000	Upgrade Receivables Trust, Series 2019-1A-C	5.15%	^	03/15/2025	16,395,724
24,507,703	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00%	^	12/20/2026	24,626,859
18,650,000	Upstart Pass-Through Trust, Series 2021-ST1-A	2.75%	^	02/20/2027	18,676,147
8,224,754	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	8,279,682
16,096,692	Upstart Securitization Trust, Series 2020-2-A	2.31%	^	11/20/2030	16,186,215
18,500,000	Vantage Data Centers Issuer LLC, Series 2019-1A-A2	3.19%	^	07/15/2044	19,405,993
32,425,000	Vantage Data Centers Issuer LLC, Series 2020-2A-A2	1.99%	^	09/15/2045	32,772,560
17,997,890	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	19,799,896
23,394,473	VR Funding LLC, Series 2020-1A-A	2.79%	^	11/15/2050	22,558,502
37,599,213	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	38,122,609
6,784,252	Wave LLC, Series 2019-1-A	3.60%	^	09/15/2044	6,633,648
20,265,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08%	^	06/15/2049	21,981,608
2,746,426	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	2,758,626
50,414,097	Willis Engine Structured Trust, Series 2020-A-A	3.23%	^	03/15/2045	44,466,292
10,500,000	Wingstop Funding LLC, Series 2020-1A-A2	2.84%	^	12/05/2050	10,782,112
15,058,978	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	14,204,893

Total Asset Backed Obligations (Cost $2,199,997,120)					2,199,228,013

Bank Loans - 0.1%
11,146,667	Aligned Energy LLC	3.41%	±&	09/02/2023	11,146,667
26,853,333	Aligned Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		09/02/2023	26,853,333

Total Bank Loans (Cost $38,000,000)					38,000,000

Collateralized Loan Obligations - 3.0%
10,000,000	AGL Ltd., Series 2020-5A-B (3 Month LIBOR USD + 2.78%, 2.78% Floor)	3.08%	^	07/20/2030	10,058,015
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (3 Month LIBOR USD + 1.50%)	1.72%	^	01/28/2031	1,981,755
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.44%	^	10/15/2031	36,017,949
3,000,000	Apidos, Series 2013-12A-CR (3 Month LIBOR USD + 1.80%)	2.04%	^	04/15/2031	2,928,306
35,000,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.45%	^	10/20/2031	34,972,554
10,450,000	Bain Capital Credit Ltd., Series 2019-3A-B2 (3 Month LIBOR USD + 1.87%, 1.87% Floor)	2.08%	^	10/21/2032	10,454,231
5,000,000	BlueMountain Ltd., Series 2018-2A-B (3 Month LIBOR USD + 1.70%, 1.70% Floor)	1.92%	^	08/15/2031	4,982,154
5,000,000	Broad River BSL Funding , Series 2020-1A-B (3 Month LIBOR USD + 2.38%, 2.38% Floor)	2.60%	^	04/20/2029	5,007,048
5,065,000	CFIP Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.10%)	2.32%	^	01/18/2030	4,961,094
83,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	1.56%	^	07/20/2030	83,057,597
61,250,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.41%	^	01/20/2031	61,218,185
3,500,000	Dryden Ltd., Series 2017-53A-B (3 Month LIBOR USD + 1.40%)	1.64%	^	01/15/2031	3,454,532
35,250,000	Elevation Ltd., Series 2014-2A-A1R (3 Month LIBOR USD + 1.23%)	1.47%	^	10/15/2029	35,291,263
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.36%	^	07/15/2031	25,387,308
5,500,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	2.32%	^	04/20/2031	5,510,042
20,250,000	Fort Washington, Series 2019-1A-A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	1.64%	^	10/20/2032	20,278,478
76,100,000	Greywolf Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	1.24%	^	04/26/2031	75,802,438
1,830,773	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.22%	^Þ	04/28/2025	367,810
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.87%	^	10/22/2025	4,174,376
33,698,779	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.12%	^	10/18/2027	33,634,464
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.42%	^	01/20/2033	12,994,834
30,506,905	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	1.35%	^	07/18/2031	30,362,232
10,000,000	Highbridge Loan Management Ltd., Series 7A-2015-BR (3 Month LIBOR USD + 1.18%)	1.40%	^	03/15/2027	9,876,318
6,000,000	Jamestown Ltd., Series 2018-11A-A2 (3 Month LIBOR USD + 1.70%)	1.93%	^	07/14/2031	5,941,255
56,695,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.36%	^	04/25/2030	56,397,267
5,000,000	Jamestown Ltd., Series 2018-6RA-A2A (3 Month LIBOR USD + 1.78%, 1.78% Floor)	1.99%	^	04/25/2030	4,992,197
9,500,000	Jamestown Ltd., Series 2019-14A-A2 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.42%	^	10/20/2032	9,489,974
4,500,000	Jamestown Ltd., Series 2019-1A-A2 (3 Month LIBOR USD + 2.15%, 2.15% Floor)	2.37%	^	04/20/2032	4,579,668
12,950,000	Kayne Ltd., Series 2019-5A-B1 (3 Month LIBOR USD + 2.00%, 2.00% Floor)	2.21%	^	07/24/2032	13,001,468
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.39%	^	10/15/2031	29,840,337
2,181,000	Madison Park Funding Ltd., Series 2014-15A-A2R (3 Month LIBOR USD + 1.50%)	1.72%	^	01/27/2026	2,179,499
5,500,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	3.67%	^	01/27/2026	5,498,709
5,000,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	5.66%	^	01/27/2026	4,942,266
6,000,000	Madison Park Funding Ltd., Series 2015-17A-B1R (3 Month LIBOR USD + 1.75%)	1.96%	^	07/21/2030	6,001,612
12,500,000	Marble Point Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.90%, 1.90% Floor)	2.07%	^	10/15/2031	12,563,362
54,500,000	Midocean Credit Partners, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.37%	^	07/20/2031	54,364,249
65,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	1.47%	^	10/20/2030	64,919,689
55,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	1.49%	^	07/25/2029	55,054,865
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	1.39%	^	07/15/2031	29,652,070
19,280,834	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	1.49%	^	11/15/2030	19,118,801
38,668,291	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.32%	^	04/19/2031	38,438,007
2,000,000	OCP Ltd., Series 2020-18A-B1 (3 Month LIBOR USD + 2.40%)	2.62%	^	04/20/2030	2,005,262
3,038,855	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.40%)	2.62%	^	07/20/2030	3,061,691
10,000,000	Octagon Investment Partners Ltd., Series 2020-1A-B (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.82%	^	04/20/2031	10,057,151
75,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.39%	^	07/15/2031	74,499,871
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	1.39%	^	07/15/2031	27,874,927
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	1.87%	^	07/17/2031	2,477,656
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	1.40%	^	10/25/2031	19,960,969
39,000,000	Rockford Tower Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%)	1.32%	^	05/20/2031	38,806,382
50,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.37%	^	04/18/2031	49,715,826
36,500,000	Sound Point Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.39%, 1.39% Floor)	1.61%	^	07/20/2032	36,422,183
18,000,000	Sound Point Ltd., Series 2018-2A-C (3 Month LIBOR USD + 1.95%)	2.16%	^	07/26/2031	17,393,100
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.39%	^	10/26/2031	27,945,222
30,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.28%	^	04/21/2031	29,754,806
20,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	1.47%	^	05/21/2029	19,938,624
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.34%	^	06/15/2031	33,683,704
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.44%	^	04/15/2032	10,008,847
75,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.42%	^	10/20/2031	74,498,750
25,000,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.32%	^	07/17/2031	24,849,340
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.42%	^	10/20/2031	45,839,106
4,000,000	Wind River Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.00%)	2.22%	^	10/18/2030	3,798,256
6,971,311	Wind River Ltd., Series 2014-1A-ARR (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.27%	^	07/18/2031	6,897,060
40,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.38%	^	01/15/2031	39,921,873
2,440,961	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	1.77%	^	10/15/2028	2,441,952

Total Collateralized Loan Obligations (Cost $1,531,139,281)					1,531,600,836

Non-Agency Commercial Mortgage Backed Obligations - 8.8%
850,000	1211 Avenue of the Americas Trust, Series 2015-1211-C	4.14%	#^	08/10/2035	905,083
7,949,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	7,605,315
5,856,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	5,313,351
260,213,740	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	0.97%	#^I/O	05/15/2053	19,071,325
3,725,000	Arbor Realty Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.70%)	1.86%	^	05/15/2037	3,660,092
2,531,000	Arbor Realty Ltd., Series 2020-FL1 Ltd. (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.56%	^	02/15/2035	2,500,122
6,725,000	Arbor Realty Ltd., Series 2020-FL1-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.96%	^	02/15/2035	6,614,502
2,837,533	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.06%	^	04/15/2035	2,806,532
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	12/15/2036	8,122,348
29,257,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.11%	^	06/15/2035	28,724,982
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.46%	^	06/15/2035	26,377,303
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.56%	^	06/15/2035	12,057,398
7,469,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-F	3.60%	#^	04/14/2033	7,725,085
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.18%	#^	01/15/2032	34,777,266
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.18%	#^	01/15/2032	6,992,824
12,270,404	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.00%	#^I/O	02/10/2051	123
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.36%	#	09/15/2048	4,118,022
55,569,905	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.80%	#I/O	09/15/2048	1,740,994
5,018,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.26%	^	09/15/2035	4,738,181
6,530,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.66%	^	03/15/2036	6,459,517
1,057,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	03/15/2036	1,007,456
3,909,833	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.21%	^	09/15/2036	3,907,642
1,614,000	BANK, Series 2017-BNK4-C	4.37%	#	05/15/2050	1,747,820
38,886,942	BANK, Series 2017-BNK4-XA	1.40%	#I/O	05/15/2050	2,467,855
4,916,000	BANK, Series 2017-BNK5-B	3.90%	#	06/15/2060	5,515,515
1,960,000	BANK, Series 2017-BNK5-C	4.25%	#	06/15/2060	2,107,794
87,712,632	BANK, Series 2017-BNK5-XA	1.07%	#I/O	06/15/2060	4,063,384
1,750,000	BANK, Series 2018-BN10-AS	3.90%	#	02/15/2061	2,016,713
150,503,240	BANK, Series 2018-BN10-XA	0.73%	#I/O	02/15/2061	6,564,048
94,430,679	BANK, Series 2019-BN16-XA	0.96%	#I/O	02/15/2052	6,004,941
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	48,445,562
1,099,000	BANK, Series 2019-BN20-AS	3.24%	#	09/15/2062	1,230,128
1,704,000	BANK, Series 2019-BN20-C	3.65%	#	09/15/2062	1,776,496
5,000,000	BANK, Series 2019-BN21-C	3.52%	#	10/17/2052	5,070,527
10,035,000	BANK, Series 2020-BN26-AS	2.69%		03/15/2063	10,784,247
11,924,000	BANK, Series 2020-BN26-ASB	2.31%		03/15/2063	12,915,836
55,799,813	BANK, Series 2020-BN27-XA	1.16%	#I/O	04/15/2063	5,079,457
62,007,000	BANK, Series 2020-BN30-XB	0.72%	#I/O	12/10/2053	3,954,707
12,089,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36%	^	08/15/2036	11,834,190
13,777,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	08/15/2036	13,223,980
28,585,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.66%	^	08/15/2036	27,179,113
30,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.66%	^	08/15/2036	27,681,331
186,445,570	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.60%	#I/O	08/15/2052	19,801,359
74,803,354	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	0.89%	#I/O	11/15/2052	4,291,753
12,406,000	BBCMS Mortgage Trust, Series 2017-DELC-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	1.01%	^	08/15/2036	12,295,205
13,279,071	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	10/15/2037	12,716,752
67,548,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	07/15/2037	65,419,407
21,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.71%	^	07/15/2037	19,388,452
9,135,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	0.88%	^	03/15/2037	8,998,784
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	3.39%	^	03/15/2037	5,149,930
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.69%	#^	02/15/2053	12,033,769
12,497,250	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.69%	#^	02/15/2053	12,125,174
189,402,790	BBCMS Mortgage Trust, Series 2020-C6-XA	1.06%	#I/O	02/15/2053	14,514,315
4,125,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.90%	^	08/15/2036	4,047,380
12,332,000	Benchmark Mortgage Trust, Series 2018-B5-C	4.61%	#	07/15/2051	13,280,358
37,524,893	Benchmark Mortgage Trust, Series 2018-B7-XA	0.44%	#I/O	05/15/2053	994,256
133,784,940	Benchmark Mortgage Trust, Series 2019-B15-XA	0.83%	#I/O	12/15/2072	7,687,095
80,644,665	Benchmark Mortgage Trust, Series 2019-B9-XA	1.04%	#I/O	03/15/2052	5,806,134
4,585,000	Benchmark Mortgage Trust, Series 2020-B16-B	3.18%	#	02/15/2053	4,960,479
75,353,999	Benchmark Mortgage Trust, Series 2020-B16-XA	0.93%	#I/O	02/15/2053	5,329,623
75,524,266	Benchmark Mortgage Trust, Series 2020-B17-XA	1.42%	#I/O	03/15/2053	6,965,792
13,462,000	Benchmark Mortgage Trust, Series 2020-B18-AGND	3.74%	^	07/15/2053	14,137,686
2,432,000	Benchmark Mortgage Trust, Series 2020-B18-AGNE	3.76%	^	07/15/2053	2,490,811
91,509,988	Benchmark Mortgage Trust, Series 2020-B18-XA	1.79%	#I/O	07/15/2053	11,031,026
239,678,250	Benchmark Mortgage Trust, Series 2020-B19-XA	1.78%	#I/O	09/15/2053	28,165,095
71,175,000	Benchmark Mortgage Trust, Series 2020-B22-XA	1.52%	#I/O	01/15/2054	9,001,780
276,099,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51%	#I/O	09/15/2043	10,536,766
672,000	BFLD, Series 2019-DPLO-B (1 Month LIBOR USD + 1.34%, 1.34% Floor)	1.50%	^	10/15/2034	661,243
6,223,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.40%	^	10/15/2034	5,870,409
75,399,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.41%	^	07/15/2035	73,580,399
13,367,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	07/15/2035	12,630,656
27,680,000	Bremar Hotels and Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	0.98%	^	06/15/2035	27,048,348
2,598,953	Bsprt Issuer Ltd., Series 2018-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.21%	^	09/15/2035	2,588,440
3,333,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.31%	^	05/15/2029	3,303,356
6,663,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.48%	^	03/15/2037	6,679,905
35,415,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.11%	^	03/15/2037	35,555,860
19,593,226	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	19,478,247
23,862,843	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.21%	^	07/15/2034	23,698,473
63,983,750	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	63,451,923
41,318,786	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	1.25%	^	09/15/2037	38,335,066
2,447,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.93%	^	05/15/2035	2,380,345
4,437,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.13%	^	05/15/2035	4,230,372
7,481,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	2.58%	^	05/15/2035	7,062,959
2,014,000	BX Trust, Series 2019-ATL-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.40%	^	10/15/2036	1,796,701
8,600,959	BX Trust, Series 2019-MMP-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	08/15/2036	8,512,683
180,761,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	180,195,760
326,679,000	BX Trust, Series 2019-OC11-XB	0.18%	#^I/O	12/09/2041	5,982,473
47,625,553	CD Mortgage Trust, Series 2017-CD6-XA	0.92%	#I/O	11/13/2050	1,974,670
5,175,000	CD Mortgage Trust, Series 2017-CD6-C	4.27%	#	11/13/2050	5,162,808
5,394,250	CF Trust, Series 2019-MF1-A (1 Month LIBOR USD + 1.05%, 2.05% Floor)	2.05%	^	08/21/2032	5,402,077
4,517,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-AM	3.69%		05/10/2058	4,973,668
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	4.87%	#	05/10/2058	7,565,268
88,083,429	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.67%	#I/O	05/10/2058	6,044,003
43,391,472	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.60%	#I/O	06/15/2050	3,059,875
6,952,979	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	2.31%	^	07/15/2032	6,945,392
32,223,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16%	^	11/15/2036	31,014,744
11,209,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.90%	^	11/15/2036	10,826,112
175,633,660	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.75%	#^I/O	09/10/2045	3,876,762
143,876,467	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.14%	#I/O	03/10/2047	4,314,337
77,978,927	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.17%	#I/O	05/10/2047	2,536,725
182,854,494	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.99%	#I/O	10/10/2047	5,648,906
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,770,803
7,278,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.42%	#	02/10/2048	7,623,807
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42%	#^	02/10/2048	3,298,807
196,523,675	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.34%	#I/O	02/10/2048	8,843,310
4,404,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29-C	4.15%	#	04/10/2048	4,524,214
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57%	#	09/10/2058	13,994,363
167,394,424	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.89%	#I/O	09/10/2058	5,887,396
103,743,948	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.85%	#I/O	05/10/2049	8,250,684
208,525,018	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.25%	#I/O	02/10/2049	10,431,777
40,138,268	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.70%	#I/O	04/10/2049	2,863,247
103,238,036	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.70%	#I/O	04/15/2049	6,724,967
59,093,175	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.96%	#I/O	07/10/2049	4,539,473
36,961,164	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.50%	#I/O	10/10/2049	2,170,703
46,292,148	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.11%	#I/O	04/14/2050	2,448,656
3,625,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-D	3.31%	#^	11/10/2042	3,617,840
7,800,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-E	3.31%	#^	11/10/2042	7,366,956
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.62%	#^	12/10/2041	21,682,683
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62%	#^	12/10/2041	3,598,470
17,251,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-B	3.15%	#	02/15/2053	18,485,202
63,849,000	CLNC Ltd., Series 2019-FL1-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.40%	^	08/20/2035	63,612,823
32,731,000	CLNC Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.70%	^	08/20/2035	32,296,201
29,797,989	CLNC Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.05%	^	08/20/2035	29,342,586
3,675,000	COMM Mortgage Trust, Series 2014-CR16-C	4.93%	#	04/10/2047	3,891,633
3,387,000	COMM Mortgage Trust, Series 2014-LC17-B	4.49%	#	10/10/2047	3,724,418
905,000	COMM Mortgage Trust, Series 2015-CR22-C	4.11%	#	03/10/2048	959,504
5,360,000	COMM Mortgage Trust, Series 2015-CR23-C	4.29%	#	05/10/2048	5,692,936
1,375,279	Commercial Mortgage Pass Through Certificates, Series 2014-CR14-A2	3.15%		02/10/2047	1,388,176
30,592,504	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.62%	#I/O	08/15/2045	549,359
136,280,467	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.85%	#I/O	10/15/2045	3,205,194
103,440,315	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.10%	#^I/O	12/10/2044	1,293,076
141,329,383	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.66%	#I/O	08/10/2046	2,118,089
185,454,066	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.12%	#I/O	10/10/2046	4,932,244
843,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-C	4.89%	#	11/10/2046	913,660
7,635,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.71%	#	08/10/2047	8,116,120
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	32,250,831
94,144,148	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.07%	#I/O	06/10/2047	2,891,873
184,094,733	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.89%	#I/O	03/10/2048	5,052,204
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.48%	#	10/10/2048	10,067,415
82,250,522	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	0.93%	#I/O	10/10/2048	2,995,852
17,822,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.31%	#	02/10/2048	17,371,127
334,100,473	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.02%	#I/O	02/10/2048	10,299,282
26,930,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.64%	#	02/10/2049	28,184,065
29,783,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.46%	#^	08/10/2029	29,819,853
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	3.93%	#^	10/10/2029	1,676,644
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	3.81%	#^	10/10/2029	5,544,366
18,570,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	09/15/2033	17,761,618
833,000	Commercial Mortgage Trust, Series 2015-3BP-F	3.24%	#^	02/10/2035	797,610
850,000	Commercial Mortgage Trust, Series 2016-GCT-D	3.46%	#^	08/10/2029	852,532
5,248,500	Commercial Mortgage Trust, Series 2018-COR3-C	4.56%	#	05/10/2051	5,520,076
1,782,000	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	12/15/2031	1,743,113
147,561,481	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.54%	#^I/O	09/15/2037	2,926,602
21,821,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.14%	^	05/15/2036	21,893,978
21,723,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.31%	^	05/15/2036	21,658,713
4,165,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.81%	^	05/15/2036	4,128,141
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.26%	#	04/15/2050	4,246,281
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	14,085,837
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.13%	#	08/15/2048	8,666,245
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.56%	#	11/15/2048	10,071,265
290,772,649	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.82%	#I/O	11/15/2048	9,719,018
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.39%	#	11/15/2049	1,963,900
185,361,645	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.23%	#I/O	06/15/2050	8,956,916
4,399,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-B	3.89%	#	11/15/2050	4,763,410
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.11%	#	11/15/2050	5,517,678
91,029,376	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.72%	#I/O	11/15/2050	3,462,084
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.89%	#	11/15/2051	1,865,507
4,393,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-AS	3.61%		06/15/2052	4,923,705
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	17,187,460
26,531,102	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.37%	#I/O	09/15/2052	2,436,680
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	8,614,645
254,700,086	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.08%	#I/O	12/15/2052	17,806,847
3,652,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.61%	#	03/15/2053	3,878,187
269,116,282	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.12%	#I/O	03/15/2053	22,186,081
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.08%	#I/O	03/15/2053	689,797
7,050,000	CSMC Trust, Series 2017-CALI-E	3.78%	#^	11/10/2032	7,055,995
6,050,000	CSMC Trust, Series 2017-CALI-F	3.78%	#^	11/10/2032	5,871,831
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	07/15/2032	10,863,307
18,903,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.46%	^	07/15/2032	15,392,182
3,818,000	CSMC Trust, Series 2017-MOON-D	3.20%	#^	07/10/2034	3,806,555
4,673,000	CSMC Trust, Series 2017-MOON-E	3.20%	#^	07/10/2034	4,502,725
50,000,000	CSMC Trust, Series 2020-LOTS-A (1 Month LIBOR USD + 3.97%, 4.73% Floor)	4.72%	^	07/15/2022	50,279,510
33,136,000	CSMC Trust, Series 2020-NET-A	2.26%	^	08/15/2037	34,417,157
12,769,000	CSMC Trust, Series 2020-NET-B	2.82%	^	08/15/2037	13,266,605
144,920,000	CSMC Trust, Series 2020-NET-X	1.26%	#^I/O	08/15/2037	7,709,527
70,500,000	CSMC Trust, Series 2020-WHHQ-A (1 Month LIBOR USD + 3.42%, 4.42% Floor)	4.42%	^	02/10/2023	70,816,108
26,621,678	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	08/15/2035	26,566,774
59,980,634	DBJPM Mortgage Trust, Series 2020-C9-XA	1.71%	#I/O	09/15/2053	6,576,930
75,991,748	DBUBS Mortgage Trust, Series 2011-LC2A-XA	0.96%	#^I/O	07/10/2044	19,439
2,996,000	DBUBS Mortgage Trust, Series 2011-LC3A-PM2	5.10%	#^	05/10/2044	2,712,180
9,390,000	DBUBS Mortgage Trust, Series 2017-BRBK-E	3.53%	#^	10/10/2034	9,614,453
17,163,305	DBWF Mortgage Trust, Series 2018-GLKS-A (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.18%	^	12/19/2030	17,006,106
119,813,588	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.44%	#I/O	05/10/2049	6,729,019
28,058,408	Exantas Capital Corporation Ltd., Series 2019-RSO7-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.15%	^	04/15/2036	27,743,424
6,625,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.90%	^	03/15/2035	6,580,758
28,473,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	3.96%	#^	12/10/2036	29,066,599
7,180,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	3.96%	#^	12/10/2036	7,175,525
8,302,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96%	#^	12/10/2036	7,872,007
1,852,086	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	2.85%	^	08/25/2024	1,846,118
3,097,611	FREMF Mortgage Trust, Series 2017-KF36-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.80%	^	08/25/2024	3,057,973
18,328,350	FREMF Mortgage Trust, Series 2018-KC02-C	0.00%	^ P/O	08/25/2025	12,908,037
24,196,261	FREMF Mortgage Trust, Series 2019-K99-D	0.00%	^ P/O	10/25/2052	11,390,472
3,015,000	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.35%	^	12/16/2036	2,986,002
6,053,000	GB Trust, Series 2020-FLIX-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	08/15/2037	6,118,224
3,000,000	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.45%	^	02/22/2036	2,995,869
20,365,000	Grace Trust, Series 2020-GRCE-D	2.68%	#^	12/10/2040	20,427,292
68,881,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.89%	^	12/15/2036	62,473,063
75,048,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.29%	^	12/15/2036	66,745,095
25,725,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	09/15/2037	25,526,866
5,997,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	09/15/2037	5,906,583
9,980,847	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	10,088,704
7,968,000	GS Mortgage Securities Corporation Trust, Series 2019-BOCA-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36%	^	06/15/2038	7,938,385
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.25%	#^	02/10/2037	7,435,230
8,967,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-E	3.25%	#^	02/10/2037	8,485,880
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25%	#^	02/10/2037	6,176,522
5,626,157	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.36%	#^I/O	03/10/2044	56
21,354,055	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.49%	#I/O	02/10/2046	585,462
215,471,155	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.00%	#I/O	02/10/2048	7,226,256
221,428,537	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.74%	#I/O	07/10/2048	6,324,575
158,461,726	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.22%	#I/O	10/10/2048	7,569,004
205,751,580	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.44%	#I/O	03/10/2051	5,556,918
16,399,000	GS Mortgage Securities Corporation, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	11/15/2032	16,166,136
34,121,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	1.06%	^	07/15/2031	33,891,727
3,897,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	1.76%	^	07/15/2031	3,704,611
11,950,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.26%	^	07/15/2031	11,245,013
11,242,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.96%	^	07/15/2031	10,394,108
4,648,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	4.08%	^	07/15/2031	3,972,555
23,022,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	2.03%	^	06/15/2036	21,685,635
89,306,500	GS Mortgage Securities Trust, Series 2012-GC6-XA	1.92%	#^I/O	01/10/2045	790,336
3,500,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.33%	#	02/10/2048	3,682,209
66,496,388	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76%	#I/O	11/10/2048	2,155,746
42,063,895	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.75%	#I/O	05/10/2049	3,209,235
275,032,076	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.22%	#I/O	10/10/2049	15,429,437
59,546,177	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.50%	#I/O	11/10/2049	1,491,519
189,118,273	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.12%	#I/O	08/10/2050	10,580,959
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.35%	#I/O	08/10/2050	2,047,018
3,443,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90%	#^	03/10/2033	3,459,783
6,834,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90%	#^	03/10/2033	6,772,486
9,287,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90%	#^	03/10/2033	8,914,907
8,990,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90%	#^	03/10/2033	8,302,391
11,236,750	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90%	#^	03/10/2033	10,036,628
6,455,000	GS Mortgage Securities Trust, Series 2018-GS9-C	4.36%	#	03/10/2051	6,805,608
60,891,308	GS Mortgage Securities Trust, Series 2019-GC38-XA	0.96%	#I/O	02/10/2052	3,945,404
17,161,618	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.14%	#I/O	05/10/2052	1,210,424
182,107,746	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.67%	#I/O	02/13/2053	9,071,005
56,460,000	GS Mortgage Securities Trust, Series 2020-GSA2-XA	1.74%	#I/O	12/12/2053	7,639,349
4,628,000	GS Mortgage Securities Trust, Series 2015-GC32-C	4.42%	#	07/10/2048	4,906,761
2,496,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.81%	^	12/15/2034	2,337,736
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83%	^	11/05/2035	5,709,587
33,600,610	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2036	30,494,436
8,420,221	IMT Trust, Series 2017-APTS-BFL (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.11%	^	06/15/2034	8,400,923
2,636,233	IMT Trust, Series 2017-APTS-CFL (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.26%	^	06/15/2034	2,632,196
2,365,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-D (1 Month LIBOR USD + 1.66%, 1.66% Floor)	1.82%	^	07/15/2036	2,278,306
422,076	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.95%	#^I/O	01/12/2037	1,979
1,070,400	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	11
6,117,734	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.85%	#I/O	06/12/2047	61
47,114,295	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00%	#^I/O	02/12/2051	471
121,213,219	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.55%	#I/O	05/15/2045	1,819,459
248,600,506	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.75%	#I/O	10/15/2045	5,921,217
103,581,608	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.48%	#I/O	06/15/2045	775,205
14,535,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40%	#	07/15/2047	15,551,972
59,848,776	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	0.94%	#I/O	01/15/2049	2,221,581
1,130,205	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	06/15/2032	1,126,804
4,416,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-AON-E	4.61%	#^	07/05/2031	4,494,805
45,283,656	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	06/15/2032	44,738,128
9,343,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.50%, 3.50% Floor)	3.50%	^	11/15/2035	7,501,074
1,307,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-C	5.43%	#^	07/15/2046	1,315,587
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	4,440,590
428,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5-AS	3.86%	#	03/15/2050	477,588
6,954,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-B (1 Month LIBOR USD + 1.10%, 1.14% Floor)	1.26%	^	02/15/2035	6,500,749
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.30%, 1.34% Floor)	1.46%	^	02/15/2035	831,719
1,145,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76%	#^	01/05/2031	1,118,386
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	5,730,421
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	#^	07/05/2033	5,873,905
13,604,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41%	#	11/13/2052	15,312,260
7,366,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.69%	#^	01/10/2037	6,845,334
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97%	^	01/16/2037	39,098,230
79,363,050	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.81%	#I/O	02/15/2047	1,594,427
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,359,839
175,684,116	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.85%	#I/O	11/15/2047	4,799,620
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.38%	#	01/15/2048	6,820,506
185,184,209	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.96%	#I/O	01/15/2048	5,823,136
13,992,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.31%	#	02/15/2048	14,257,223
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81%	#^	02/15/2048	8,523,653
305,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	325,685
20,569,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.15%	#	10/15/2048	19,680,069
33,455,678	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	0.97%	#I/O	10/15/2048	1,079,672
40,688,491	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.65%	#I/O	05/15/2048	996,364
145,487,143	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.51%	#I/O	07/15/2048	2,904,680
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65%	#	11/15/2048	19,634,213
70,341,810	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.22%	#I/O	11/15/2048	2,354,495
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61%	#	12/15/2048	18,926,161
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.74%	#	03/15/2049	36,195,126
23,112,417	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-XA	1.31%	#I/O	03/15/2049	1,046,641
127,145,479	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.57%	#I/O	06/15/2049	7,486,656
159,394,905	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	0.93%	#I/O	03/15/2050	7,294,772
92,809,458	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.50%	#I/O	06/13/2052	8,873,512
1,844,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.74%	#	06/15/2051	2,004,536
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29%	#	05/13/2053	1,579,133
281,987,194	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.66%	#I/O	05/13/2053	32,100,294
11,956,151	KKR Industrial Portfolio Trust, Series 2020-AIP-C (1 Month LIBOR USD + 1.63%, 1.63% Floor)	1.79%	^	03/15/2037	11,970,972
20,788,276	KKR Industrial Portfolio Trust, Series 2020-AIP-F (1 Month LIBOR USD + 3.43%, 3.43% Floor)	3.59%	^	03/15/2037	20,685,241
3,500,000	KREF Ltd., Series 2018-FL1-AS (1 Month LIBOR USD + 1.35%, 1.35% Floor)	1.50%	^	06/15/2036	3,502,482
7,641,086	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.70%	#^I/O	11/15/2038	1,825
23,953,000	LMREC, Inc., Series 2019-CRE3-A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.55%	^	12/22/2035	23,601,370
1,826,418	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.29%	^	05/15/2028	1,820,208
24,463,000	LoanCore Issuer Ltd., Series 2019-CRE2-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.29%	^	05/15/2036	24,319,500
45,101,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.66%	^	05/15/2036	44,777,806
12,625,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	05/15/2036	12,341,645
20,482,552	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.99%	#^I/O	03/10/2050	640,348
5,731,000	Manhattan West Mortgage Trust, Series 2020-1MW-C	2.33%	#^	09/10/2039	5,954,134
3,510,000	Manhattan West Mortgage Trust, Series 2020-1MW-D	2.33%	#^	09/10/2039	3,538,152
7,592,456	Marathon CRE, Series 2018-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.30%	^	06/15/2028	7,575,981
3,559,000	MBRT, Series 2019-MBR-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	1.01%	^	11/15/2036	3,519,153
10,350,000	Merit Commercial mortgage Pass-Through Certificates, Series 2020-HILL-E (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.26%	^	08/15/2037	10,432,485
5,950,000	Merit Commercial Mortgage Pass-Through Certificates, Series 2020-HILL-F (1 Month LIBOR USD + 4.10%, 4.10% Floor)	4.26%	^	08/15/2037	6,011,444
170,880,000	Merit Commercial mortgage Pass-Through Certificates, Series 2020-HILL-XCP	0.74%	#^I/O	08/15/2037	1,419,056
3,947,015	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	1.77%	#I/O	11/15/2026	39
11,498,000	MF1 Ltd., Series 2020-FL3-A (1 Month LIBOR USD + 2.05%)	2.21%	^	07/15/2035	11,624,179
12,625,000	MFT Trust, Series 2020-ABC-A	3.36%	^	02/10/2042	13,331,197
5,326,000	MFT Trust, Series 2020-ABC-B	3.48%	#^	02/10/2042	5,549,872
1,000,000	MKT Mortgage Trust, Series 2020-525M-F	2.94%	#^	02/12/2040	923,037
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.16%	#^	10/15/2030	9,144,793
138,622,141	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.59%	#I/O	10/15/2046	1,847,667
30,062,112	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.33%	#I/O	02/15/2046	659,848
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	13,912,414
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	39,836,624
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	21,924,330
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	5,736,456
209,549,034	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.28%	#I/O	02/15/2048	8,388,939
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14%	#	07/15/2050	11,164,926
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.52%	#	10/15/2048	9,222,727
10,056,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-B	4.52%	#	12/15/2047	10,953,033
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.52%	#	12/15/2047	20,174,082
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	1,285,182
149,831,099	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.20%	#I/O	01/15/2049	6,747,419
2,314,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.31%	#	11/15/2049	2,160,801
50,870,991	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.40%	#I/O	05/15/2050	2,859,830
19,647,515	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.51%	#^I/O	11/12/2041	251
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32%	#	12/15/2048	6,970,443
26,316,982	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	0.87%	#I/O	12/15/2048	961,249
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.36%	^	11/15/2034	10,866,198
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2034	15,761,708
9,187,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.51%	^	11/15/2034	7,641,627
158,666,913	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.42%	#I/O	06/15/2050	9,611,534
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.28%	#^	07/11/2040	6,548,894
11,392,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.81%	^	07/15/2035	11,002,699
20,425,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71%	^	07/15/2035	19,351,854
10,748,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	07/15/2035	10,023,527
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	5,943,583
79,048,841	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.03%	#I/O	03/15/2052	5,563,157
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	4,304,316
157,370,804	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.64%	#I/O	11/15/2052	7,744,076
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.46%	^	05/15/2036	1,228,960
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.31%	^	05/15/2036	5,176,111
2,200,000	Morgan Stanley Capital Trust, Series 2020-HR8-B	2.70%		07/15/2053	2,294,861
5,650,000	Morgan Stanley Capital Trust, Series 2020-HR8-C	3.71%	#	07/15/2053	6,145,128
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	25,487,956
288,258,274	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.08%	#I/O	02/15/2053	23,812,526
4,400,000	Morgan Stanley Capital Trust, Series 2017-HR2-C	4.22%	#	12/15/2050	4,765,058
7,794,000	MRCD Mortgage Trust, Series 2019-PARK-F	2.72%	^	12/15/2036	7,510,613
46,459,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72%	^	12/15/2036	43,339,608
2,116,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	10/15/2037	2,075,852
14,496,298	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.09%	^	06/15/2035	14,294,469
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75%	^	12/15/2038	13,305,447
14,792,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	02/15/2036	14,660,514
3,725,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	02/15/2036	3,682,621
6,901,000	One Market Plaza Trust, Series 2017-1MKT-C	4.02%	^	02/10/2032	7,114,384
3,453,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	3,518,932
12,079,946	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	1.94%	^	06/15/2033	12,127,978
13,415,147	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	2.24%	^	06/15/2033	13,463,847
7,562,909	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	3.33%	^	11/11/2034	7,018,517
3,150,000	TRTX Issuer Ltd., Series 2019-FL3-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.30%	^	10/15/2034	3,114,868
31,066,000	TRTX Issuer Ltd., Series 2019-FL3-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.60%	^	10/15/2034	31,000,761
8,000,000	UBS Commercial Mortgage Trust, Series 2017-C1-C	4.44%		06/15/2050	7,853,038
100,402,642	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.54%	#I/O	06/15/2050	7,498,300
1,154,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30%	#	08/15/2050	1,158,412
12,544,787	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.10%	#I/O	08/15/2050	671,141
3,561,000	UBS Commercial Mortgage Trust, Series 2017-C4-B	4.24%	#	10/15/2050	3,865,628
4,100,000	UBS Commercial Mortgage Trust, Series 2017-C5-C	4.31%	#	11/15/2050	4,372,452
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	3,123,308
2,137,000	UBS Commercial Mortgage Trust, Series 2018-C12-B	4.79%	#	08/15/2051	2,413,660
8,530,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	8,613,396
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.88%	#	03/15/2051	1,584,250
43,435,519	UBS Commercial Mortgage Trust, Series 2018-C9-XA	0.88%	#I/O	03/15/2051	2,361,598
5,213,000	UBS Commercial Mortgage Trust, Series 2019-C16-AS	3.89%		04/15/2052	5,931,072
6,114,000	UBS Commercial Mortgage Trust, Series 2019-C16-B	4.32%	#	04/15/2052	6,961,261
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	9,219,212
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38%	#	12/15/2052	16,441,029
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68%	#	12/15/2052	10,540,183
68,938,637	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.82%	#^I/O	08/10/2049	1,623,091
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,682,542
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	11,602,479
377,477,321	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.21%	#I/O	02/15/2048	15,629,033
3,187,500	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	2,965,021
221,173,916	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.89%	#I/O	02/15/2048	6,500,257
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.60%	#	11/15/2048	9,779,949
130,288,342	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	0.98%	#I/O	11/15/2048	5,293,967
242,118,743	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.31%	#I/O	04/15/2050	9,153,904
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	12,472,790
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.70%	#	12/15/2048	1,941,226
105,297,056	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.92%	#I/O	12/15/2048	4,085,726
14,269,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.73%	#	01/15/2059	15,259,711
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.02%	#	06/15/2049	5,297,524
2,390,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	2,515,704
1,640,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.46%	#	10/15/2049	1,633,596
2,155,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.31%	#	11/15/2049	2,145,421
134,460,217	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.61%	#I/O	11/15/2049	7,789,912
209,040,502	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.12%	#I/O	09/15/2050	11,716,783
1,904,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-C	4.30%	#	12/15/2050	2,085,649
50,227,287	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	0.88%	#I/O	12/15/2050	2,565,665
163,376,785	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.67%	#I/O	03/15/2051	6,626,089
3,331,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-C	4.87%	#	03/15/2052	3,661,350
137,034,922	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.42%	#I/O	05/15/2052	12,343,708
3,193,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84%	#	06/15/2052	3,517,273
50,405,844	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.37%	#I/O	06/15/2052	4,449,087
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	27,942,959
82,003,616	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.62%	#I/O	08/15/2052	8,800,923
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58%	#	10/15/2052	5,203,845
143,595,043	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.84%	#I/O	12/15/2052	8,840,084
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	30,501,680
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.82%	#I/O	02/15/2053	3,479,533
7,034,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-B	3.75%	#	06/15/2053	7,988,825
4,872,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-C	3.75%	#	06/15/2053	5,316,930
164,223,924	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.43%	#I/O	06/15/2053	16,374,275
119,810,852	Wells Fargo Commercial Mortgage Trust, Series 2020-C57-XA	2.10%	#I/O	08/15/2053	18,416,174
97,837,322	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.89%	#I/O	07/15/2053	14,021,849
52,231,847	Wells Fargo Commercial Mortgage Trust, Series 2011-C4-XA	0.29%	#^I/O	06/15/2044	16,176
74,779,422	Wells Fargo Commercial Mortgage Trust, Series 2012-C6-XA	2.05%	#^I/O	04/15/2045	766,040
86,857,599	Wells Fargo Commercial Mortgage Trust, Series 2012-C8-XA	1.79%	#^I/O	08/15/2045	1,606,388
34,562,053	Wells Fargo Commercial Mortgage Trust, Series 2012-C9-XA	1.88%	#^I/O	11/15/2045	873,414
100,350,780	Wells Fargo Commercial Mortgage Trust, Series 2013-C18-XA	0.80%	#I/O	12/15/2046	2,045,269
151,594,551	Wells Fargo Commercial Mortgage Trust, Series 2014-C19-XA	1.02%	#I/O	03/15/2047	3,517,266
10,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-C21-B	4.21%	#	08/15/2047	10,686,642
3,253,000	Wells Fargo Commercial Mortgage Trust, Series 2014-C23-B	4.38%	#	10/15/2057	3,551,677
8,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-C25-C	4.31%	#	11/15/2047	7,844,124
179,295,010	Wells Fargo Commercial Mortgage Trust, Series 2014-C25-XA	0.81%	#I/O	11/15/2047	4,599,545

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,890,812,380)					4,501,551,832

Non-Agency Residential Collateralized Mortgage Obligations - 26.7%
113,356,094	ABFC Trust, Series 2007-WMC1-A1A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.40%		06/25/2037	99,255,945
1,877,966	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASAP1-A2C (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.41%		03/25/2037	1,178,231
13,083,686	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.27%		01/25/2037	9,708,727
1,711,332	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.32%		01/25/2037	1,281,159
1,604,374	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.40%		01/25/2037	1,217,989
81,716,077	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		11/25/2036	38,074,250
4,500,982	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.22%		11/25/2036	2,437,804
4,865,911	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2D (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.37%		11/25/2036	2,740,469
3,266,330	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.43%		02/25/2037	1,905,163
2,863,463	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2D (1 Month LIBOR USD + 0.37%, 0.37% Floor)	0.52%		02/25/2037	1,696,567
1,828,890	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	2.75%	#	01/25/2036	1,775,243
26,711,636	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	2.88%	#	02/25/2036	20,157,797
2,858,768	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	3.61%	#	08/25/2035	2,784,487
470,861	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.31%	#	10/25/2035	405,265
6,355,970	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	3.04%	#	11/25/2035	5,496,761
14,074,003	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.64%	#	03/25/2036	10,079,555
9,308,027	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.41%	#	05/25/2036	8,849,561
12,395,472	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.01%	#	05/25/2036	5,544,179
8,776,818	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.41%	#	03/25/2037	8,137,418
1,410,315	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.40%	#^	11/25/2037	1,524,488
463,613	Aegis Asset Backed Securities Trust, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.70%		11/25/2033	461,871
1,463,886	Aegis Asset Backed Securities Trust, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 2.03% Floor)	2.18%		04/25/2034	1,328,562
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.10%		06/25/2034	631,266
8,745,610	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	1.15%		03/25/2035	8,551,570
54,298,722	Ajax Master Trust, Series 2016-1-PC	3.22%	#^	01/01/2057	50,289,874
60,229,193	Ajax Master Trust, Series 2016-2-PC	2.72%	#^	10/25/2056	56,202,588
69,543,446	Ajax Master Trust, Series 2017-1-PC	3.49%	#^	06/25/2057	66,021,564
85,003,226	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	#^	09/25/2065	86,373,325
6,996,032	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	7,082,928
11,467,823	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	11,516,236
41,664,833	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	37,786,800
3,865,505	Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	3,022,229
12,329,671	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	8,604,605
3,486,915	Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	2,761,589
2,428,825	Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	1,701,347
8,988,896	Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/F I/O	01/25/2037	1,890,216
8,988,896	Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		01/25/2037	4,199,289
4,434,883	Alternative Loan Trust, Series 2006-42-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		01/25/2047	1,882,439
4,434,883	Alternative Loan Trust, Series 2006-42-1A2 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/F I/O	01/25/2047	1,274,565
6,990,443	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	5,804,364
8,386,000	Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	6,969,528
18,460,190	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	13,823,094
6,869,986	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	4,573,333
5,891,763	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	4,698,160
45,085,865	Alternative Loan Trust, Series 2007-HY4-4A1	3.45%	#	06/25/2037	40,963,727
4,517,971	American Home Mortgage Investment Trust, Series 2006-2-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.53%		09/25/2046	4,449,233
4,807,623	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 11.00% Cap)	0.75%		11/25/2045	4,115,915
18,117,195	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	2.01%		11/25/2045	11,505,723
2,203,765	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10%		06/25/2036	615,186
7,714,866	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	^	01/25/2037	2,866,205
132,245,099	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.32%		10/25/2036	92,256,667
6,862,903	Ameriquest Mortgage Securities, Inc., Series 2004-FR1-M1	4.22%		05/25/2034	7,166,665
6,860,759	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.35%		10/25/2032	5,902,331
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47%	^	01/19/2039	42,656,300
30,156,000	AMSR Trust, Series 2020-SFR4-G1	4.00%	^	11/17/2037	30,554,849
10,000,000	AMSR Trust, Series 2020-SFR5-F	2.69%	^	11/17/2037	9,995,316
10,500,000	Angel Oak Mortgage Trust LLC, Series 2019-2-M1	4.07%	#^	03/25/2049	10,927,363
531,782	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.68% Floor)	1.83%		06/25/2034	535,039
27,909,685	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.28%		11/25/2036	25,570,920
1,275,483	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	1,257,303
4,228,559	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	4,238,262
1,564,767	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	1,566,463
1,036,984	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,041,203
4,659,802	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	4,771,680
2,485,128	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	2,415,966
3,586,283	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	3,367,817
2,316,953	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	2,271,453
816,592	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	797,577
1,748,109	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	1,700,320
9,741,706	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%		10/25/2036	4,237,870
2,535,809	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.35%	I/F I/O	11/25/2036	516,744
903,748	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		11/25/2036	744,599
4,331,974	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	4,179,287
722,381	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	715,195
3,986,187	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	4,018,538
118,713	Banc of America Funding Corporation, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%, 22.80% Cap)	22.36%	I/F	03/25/2036	175,857
403,835	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	405,140
763,632	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	736,030
587,986	Banc of America Funding Corporation, Series 2006-3-6A1	6.21%	#	03/25/2036	613,047
2,176,491	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	2,144,784
901,264	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%		10/25/2036	886,608
4,247,935	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%		10/25/2036	4,179,251
1,020,623	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%		10/25/2036	1,005,099
418,273	Banc of America Funding Corporation, Series 2006-B-7A1	3.52%	#	03/20/2036	381,621
6,093,992	Banc of America Funding Corporation, Series 2006-D-6A1	3.31%	#	05/20/2036	6,018,160
129,583	Banc of America Funding Corporation, Series 2006-G-2A1 (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.50% Cap)	0.59%		07/20/2036	130,713
202,153	Banc of America Funding Corporation, Series 2006-H-3A1	3.08%	#	09/20/2046	184,560
35,347,011	Banc of America Funding Corporation, Series 2006-H-5A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	0.33%		10/20/2036	18,067,144
736,702	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	ß	01/25/2037	741,228
1,006,758	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,020,091
1,967,968	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	1,917,655
1,478,128	Banc of America Funding Corporation, Series 2009-R14A-3A (- 2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	15.75%	^I/F	06/26/2035	1,933,279
2,447,249	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	#^	12/26/2036	2,273,920
947,967	Banc of America Funding Corporation, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	14.05%	^I/F	07/26/2036	1,213,819
2,014,550	Banc of America Mortgage Securities Trust, Series 2006-1-A9	6.00%		05/25/2036	2,011,294
205,624	Banc of America Mortgage Securities Trust, Series 2007-1-2A5	5.75%		01/25/2037	203,105
5,297,709	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	5,290,475
11,580,457	BankUnited Trust, Series 2005-1-2A1	3.49%	#	09/25/2045	11,231,538
1,252,573	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.29%)	0.44%	^	07/25/2037	1,139,342
17,244,012	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	17,325,626
45,930,400	BCAP LLC Trust, Series 2007-AA2-11A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%	^	05/25/2047	45,698,915
2,536,499	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	1,861,031
2,746,072	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	1,961,261
10,706,040	BCAP LLC Trust, Series 2008-RR3-A1B	6.67%	#^	10/25/2036	5,559,849
2,262,808	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	1,817,989
3,436,724	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	^	02/26/2036	2,468,881
1,133,683	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	1,180,029
2,143,291	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.59%	#	02/25/2036	2,066,196
3,791,851	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.21%	#	10/25/2046	3,451,185
3,931,949	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	3.78%	#	02/25/2047	3,793,434
1,880,766	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.70%	#	02/25/2047	1,803,699
19,320,286	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	2.23%		12/25/2046	16,981,553
1,503,018	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.79%	#	11/25/2034	1,461,241
7,278,571	Bear Stearns Alt-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.24% Floor, 11.50% Cap)	0.63%		02/25/2036	7,177,010
17,730,577	Bear Stearns Alt-A Trust, Series 2006-3-21A1	3.10%	#	05/25/2036	15,035,786
6,249,090	Bear Stearns Alt-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.17% Floor, 11.50% Cap)	0.49%		08/25/2036	5,679,767
8,262,625	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.49%	#	11/25/2036	5,782,239
4,159,866	Bear Stearns Alt-A Trust, Series 2006-8-2A1	2.88%	#	08/25/2046	3,317,568
7,504,158	Bear Stearns Alt-A Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.16% Floor, 11.50% Cap)	0.47%		01/25/2047	6,716,978
4,145,676	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%		08/25/2034	4,358,163
10,017,785	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%		04/25/2035	9,695,133
2,847,463	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%		04/25/2035	2,957,061
40,168,885	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.30%	#	09/25/2035	37,739,358
6,194,277	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%		10/25/2035	5,352,108
10,539,839	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%		02/25/2036	7,196,269
3,944,272	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	3,885,750
17,314,303	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.31%		02/25/2037	17,933,651
38,655,921	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.37%		05/25/2037	36,013,325
17,453,271	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.20%		08/25/2037	15,978,271
15,000,000	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7-1A2 (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.75%		10/25/2037	14,493,813
1,381,850	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	967,690
1,315,453	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	955,675
2,138,209	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	3.54%	#	10/25/2036	1,857,554
10,949,693	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	0.35%		11/25/2036	9,571,374
4,767,752	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	0.33%		12/25/2037	4,396,316
10,566,206	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	0.31%		04/25/2037	9,522,854
13,777,342	Bellemeade Ltd., Series 2019-2A-M1B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.60%	^	04/25/2029	13,787,509
16,083,275	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.47%		11/25/2036	15,528,909
11,523,506	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.31%		03/25/2037	11,161,939
32,713,234	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00%	^	08/27/2037	24,397,095
5,577,722	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor, 12.50% Cap)	0.27%		10/25/2036	4,801,362
26,895,081	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	0.31%		10/25/2036	23,267,841
8,278,102	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	0.40%		10/25/2036	7,242,155
8,029,838	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	0.30%		08/25/2036	7,644,218
84,644,498	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	0.31%		10/25/2036	81,371,642
19,106,535	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	0.30%		01/25/2037	16,735,638
26,396,992	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	0.29%		12/25/2036	25,169,635
23,620,902	Cascade MH Asset Trust, Series 2019-MH1-A	4.00%	#^	11/25/2044	25,016,770
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%		01/25/2034	2,805,619
559,178	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.05%		03/25/2033	550,093
4,116,330	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.07%	#	12/25/2035	4,038,498
8,450,686	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	6,212,684
9,084,703	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	6,607,351
5,474,045	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	3,690,587
15,276,354	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	10,585,022
4,534,136	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.42%	#	07/25/2037	4,314,790
4,608,313	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	2,806,956
2,763,806	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,944,823
1,280,839	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	280,806
2,700,270	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	1,947,659
3,141,742	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	3,074,359
334,486	ChaseFlex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	315,812
3,745,514	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	0.35%		09/25/2036	3,056,893
3,624,088	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,976,924
7,322,129	ChaseFlex Trust, Series 2007-M1-2F4	4.13%	ß	08/25/2037	7,104,148
7,615,665	ChaseFlex Trust, Series 2007-M1-2F5	4.13%	ß	08/25/2037	7,388,379
3,376,205	CHL Mortgage Pass-Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	2,891,172
19,923,579	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	15,932,813
3,201,414	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	2,575,635
6,475,521	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	4,994,370
26,517,894	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	22,910,940
1,942,341	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	1,648,102
41,951,102	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	32,980,471
1,968,295	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	1,489,548
2,473,685	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	1,876,529
4,660,132	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	3,347,723
13,361,599	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.03%	#	03/25/2037	12,380,092
65,927,528	CIM Trust, Series 2016-1RR-B2	6.00%	#^Þ	07/26/2055	61,192,204
75,440,246	CIM Trust, Series 2016-2RR-B2	5.99%	#^Þ	02/25/2056	69,851,648
73,074,681	CIM Trust, Series 2016-3RR-B2	5.98%	#^Þ	02/27/2056	67,754,662
54,248,672	CIM Trust, Series 2017-3RR-B2	10.69%	#^Þ	01/27/2057	51,778,399
38,511,859	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	38,618,094
4,053,876	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	4,185,038
862,699	CitiCorporationMortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	849,666
3,139,436	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.19%		09/25/2036	3,219,935
1,688,243	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,332,853
779,336	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	762,142
2,074,736	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	2,095,137
28,108,615	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.29%	^	09/25/2036	27,057,145
6,743,381	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	3.91%	#	06/25/2036	6,617,726
2,990,663	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	ß	10/25/2036	2,514,319
1,593,925	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.82%	ß	03/25/2036	1,034,908
10,876,393	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	ß	05/25/2036	5,760,011
3,595,024	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.53%	#	04/25/2037	3,758,832
657,326	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	508,845
80,886	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	81,660
18,358,294	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	14,999,112
943,738	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	#^Þ	05/25/2037	957,655
65,051,331	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%	^	01/25/2037	60,308,516
1,418,021	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	2.90%	#	04/25/2037	1,354,773
3,328,354	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.35%	#	08/25/2047	3,097,945
4,402,071	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	ß	01/25/2037	2,775,238
9,703,749	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76%	ß	01/25/2037	6,119,306
5,111,156	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	4,866,033
31,462,749	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^Þ	06/25/2037	31,851,540
161,564,439	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2-A1A	3.93%	#^	07/25/2067	168,302,064
14,808,289	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	14,893,946
20,908,823	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	20,941,887
4,472,160	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.35%		01/25/2037	2,490,357
159,636,251	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	160,114,840
32,132,126	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	32,867,444
81,785,048	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	82,548,725
239,409,483	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.25%	^	04/25/2064	242,383,739
358,431,748	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50%	#^	08/25/2064	363,535,458
26,293,400	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00%	#^	08/25/2064	25,551,966
22,116,950	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50%	#^	08/25/2064	21,687,846
18,676,200	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75%	#^	08/25/2064	17,496,919
49,342,858	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	19.91%	^	08/25/2064	47,844,893
2,787,323	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	2,786,381
2,956,787	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	2,968,286
2,771,633	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	2,771,993
2,045,204	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	2,003,452
515,445	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	538,670
1,913,072	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	1,815,898
6,473,022	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	6,512,459
3,296,068	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	3,324,198
1,607,051	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	1,620,767
4,357,565	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		01/25/2037	3,525,177
4,111,847	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/F I/O	01/25/2037	732,986
3,598,927	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	±	03/25/2037	3,601,702
8,282,284	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/F I/O	03/25/2037	1,588,157
3,245,649	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	3,268,843
5,841,740	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.48%		04/25/2037	4,639,283
5,841,740	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	6.52%	I/F I/O	04/25/2037	1,214,684
6,186,704	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	6,179,237
804,320	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	804,913
10,604,370	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	10,612,193
360,737	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	355,923
80,000,000	Connecticut Avenue Securities Trust, Series 2020-R02-2M2 (1 Month LIBOR USD + 2.00%)	2.15%	^	01/25/2040	79,869,280
9,000,000	CoreVest American Finance Trust, Series 2020-3-D	2.95%	#^	08/15/2053	9,122,377
36,553,437	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	34,922,170
4,017,187	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	4,125,045
3,075,876	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.65%		07/25/2035	2,098,985
6,279,913	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	07/25/2035	913,246
3,466	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	3,463
2,203,914	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	12.78%	I/F	07/25/2035	2,346,692
3,152,163	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.90%		08/25/2035	2,536,071
1,291,146	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	855,805
1,555,008	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,463,355
5,090,854	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	4,141,190
1,826,719	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	1,456,760
16,915,437	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	15,816,712
421,146	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	34.85%	I/F	12/25/2035	696,461
550,811	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	545,532
7,994,339	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	7,917,722
1,464,667	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	0.95%		01/25/2036	1,222,669
3,684,798	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	4.55%	I/F I/O	01/25/2036	604,311
36,927,279	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	25,676,800
657,777	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	543,255
23,973,247	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	15,818,989
1,841,260	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	21.09%	I/F	02/25/2036	2,560,515
1,163,139	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	963,721
1,897,636	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	1,760,932
431,858	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.85%		10/25/2035	312,151
202,301	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	187,727
508,234	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	415,608
772,684	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	769,399
609,443	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	0.63%		11/25/2035	392,843
1,218,886	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	4.87%	I/F I/O	11/25/2035	227,514
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,995,738
19,000	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	18,407
684,701	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.65%		04/25/2035	560,539
2,106,772	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	04/25/2035	217,611
5,609,520	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	0.45%		05/25/2035	4,688,023
5,609,520	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	5.05%	I/F I/O	05/25/2035	692,626
3,136,377	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	2,390,122
33,541,443	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	25,495,190
952,043	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		07/25/2036	454,268
952,043	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.35%	I/F I/O	07/25/2036	204,353
4,625,231	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	0.55%		08/25/2036	2,401,474
6,272,091	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45%	I/F I/O	08/25/2036	1,107,959
965,530	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	797,544
1,690,644	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	1,360,905
4,948,306	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	7.00%	I/F I/O	08/25/2036	1,411,966
3,967,897	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	3,263,831
4,258,746	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	0.75%		08/25/2036	2,036,401
1,604,670	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,163,160
2,059,731	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,532,357
3,614,466	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	2,818,326
508,387	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	45.19%	I/F	10/25/2036	1,227,788
311,398	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	32.73%	I/F	10/25/2036	577,622
3,604,568	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	3,240,047
2,567,614	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	0.82%		11/25/2036	1,346,963
4,282,781	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	5.18%	I/F I/O	11/25/2036	993,698
4,691,586	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,056,876
1,181,500	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	1,205,497
14,256,433	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.40%	I/F I/O	01/25/2037	3,700,585
4,854,988	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		01/25/2037	295,150
1,746,211	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	1,536,673
2,972,060	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.30%	I/F I/O	01/25/2037	493,617
3,675,422	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	2,956,029
3,870,299	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	3,112,762
3,776,804	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		02/25/2037	824,495
3,776,804	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/F I/O	02/25/2037	778,144
941,719	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	929,956
2,766,557	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	2,563,992
5,613,237	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	5,202,241
1,146,649	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	938,135
740,527	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	39.01%	I/F	05/25/2037	1,588,658
11,727,228	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	9,930,526
8,936,290	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		08/25/2037	3,096,314
2,587,726	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	53.35%	I/F	08/25/2037	6,696,516
3,815,758	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	3,633,822
6,367,657	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.22%	I/F	08/25/2037	10,325,893
983,563	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	846,210
721,736	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	38.11%	I/F	08/25/2037	1,686,082
10,607,970	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	7,834,523
29,846,368	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	18,970,178
3,352,515	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.81%	I/F	09/25/2037	4,148,547
20,261,240	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	12,574,608
8,485,453	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.65%		09/25/2037	3,734,625
12,042,617	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.35%	I/F I/O	09/25/2037	3,884,223
15,386,415	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	2,905,083
4,634,769	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.50%	I/F I/O	04/25/2037	1,212,627
4,634,769	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	0.70%		04/25/2037	2,302,006
3,888,182	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	3,100,482
318,381	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	39.31%	I/F	05/25/2037	736,599
339,866	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	39.19%	I/F	05/25/2037	783,960
490,213	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.65%		05/25/2037	152,187
490,213	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.35%	I/F I/O	05/25/2037	116,970
1,555,758	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	957,749
31,284,789	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	3.44%	#	03/25/2047	30,548,114
2,102,015	Countrywide Asset Backed Certificates, Series 2003-BC6-M1 (1 Month LIBOR USD + 0.83%, 0.83% Floor)	0.97%		11/25/2033	2,064,838
10,284,410	Countrywide Asset Backed Certificates, Series 2005-4-AF5B	5.65%		10/25/2035	10,562,953
29,946,772	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		06/25/2047	27,539,671
8,213,544	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		06/25/2037	7,653,307
16,774,500	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		05/25/2037	15,387,645
213,255	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	204,168
22,130,718	Countrywide Asset-Backed Certificates, Series 2007-4-A5	4.67%	ß	04/25/2047	20,114,276
819,858	Countrywide Home Loans, Series 2003-60-4A1	3.64%	#	02/25/2034	858,546
1,551,420	Countrywide Home Loans, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	0.57%	^	11/25/2034	1,403,755
1,509,528	Countrywide Home Loans, Series 2004-R2-1AS	5.99%	#^I/O	11/25/2034	122,217
3,567,598	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	3,140,827
2,639,793	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	2,357,121
8,745,270	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	6,937,488
2,002,047	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	1,605,805
667,711	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	486,362
1,317,199	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,073,302
11,295,095	Countrywide Home Loans, Series 2005-HYB1-4A1	3.33%	#	03/25/2035	11,822,769
831,358	Countrywide Home Loans, Series 2005-HYB8-1A1	2.87%	#	12/20/2035	757,637
1,705,793	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	1,689,068
974,894	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	945,113
487,505	Countrywide Home Loans, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	0.51%	^	03/25/2035	452,840
483,078	Countrywide Home Loans, Series 2005-R1-1AS	5.96%	#^I/O	03/25/2035	80,308
4,183,747	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	2,639,750
4,214,581	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	3,255,700
1,714,308	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	1,322,791
826,329	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	863,895
5,241,020	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	3,951,049
15,430,249	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	11,199,927
9,415,282	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	7,632,746
3,899,959	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	3,003,658
6,390,297	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	4,921,660
4,828,438	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	4,105,916
674,423	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	573,503
2,372,628	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	2,017,344
4,944,935	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	4,444,485
696,601	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	555,865
4,890,169	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	3,665,922
1,883,377	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	1,411,876
3,949,716	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	2,772,886
1,612,208	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	1,250,779
5,504,252	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	4,363,578
1,649,987	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	1,279,863
5,478,761	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	3,935,805
2,875,234	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	1,949,376
6,675,688	Countrywide Home Loans, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	4,696,200
1,050,292	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	799,093
6,056,911	Countrywide Home Loans, Series 2007-HY1-1A1	3.67%	#	04/25/2037	5,835,358
17,957,613	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	10,669,977
463,176	Countrywide Home Loans, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.65%		07/25/2037	164,496
2,315,880	Countrywide Home Loans, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.35%	I/F I/O	07/25/2037	673,824
4,337,371	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.61%		11/25/2036	1,240,221
2,599,644	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	6.18%		12/25/2036	921,022
9,451,471	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	3,589,527
12,841	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.97%	#	09/25/2034	12,856
2,860,395	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	2,590,490
602,142	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	545,324
8,143,376	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	8,057,452
9,643,438	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	2,241,274
3,797,629	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	3,796,241
3,895,524	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	2,685,091
1,302,754	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	1,167,090
13,034,646	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	7,261,280
2,280,804	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	955,019
2,733,012	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	0.85%		03/25/2036	875,349
15,276,280	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.15%	I/F I/O	03/25/2036	3,668,424
3,182,028	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	2,145,735
8,611,840	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	5,644,865
1,973,428	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	1,710,337
1,192,988	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	1,035,789
3,084,393	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	2,460,749
20,283,176	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	7,615,120
8,369,557	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	6,621,463
10,176,971	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	2,082,552
152,193	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	99,100
2,291,520	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	2,156,916
4,424,116	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	4,219,752
16,735,363	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	15,728,703
4,813,138	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	3,991,741
2,425,425	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	2,368,662
394,077	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	39.00%	I/F	11/25/2036	850,985
9,746,589	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	4,122,893
4,220,768	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	3,780,530
6,474,582	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	4,086,338
4,345,256	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	4,102,371
36,996,577	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	32,134,753
16,385,637	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	14,226,899
5,024,934	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	4,272,619
536,378	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.08%	#^	07/20/2035	500,164
2,708,288	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	#^	12/26/2035	2,696,712
46,427,388	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	3.17%	#^	06/26/2037	46,861,368
6,913,391	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	7,117,589
9,603,541	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	2.88%	#^	08/26/2046	8,293,987
24,808,960	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	24,284,640
12,140,712	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A2	4.52%	^§	02/25/2024	12,248,011
11,043,991	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.45%		05/25/2036	9,002,345
2,345,750	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	^ß	12/25/2036	2,354,876
8,292,120	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	4,904,254
5,453,663	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	1,617,036
44,977	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	43,674
11,342,561	CSMC Mortgage-Backed Trust, Series 2019-RPL6-CERT	4.10%	^	11/25/2058	10,416,355
263,696,583	CSMC Mortgage-Backed Trust, Series 2019-RPL6-PT1	3.80%	#^	11/25/2058	273,435,742
22,873,899	CSMC Mortgage-Backed Trust, Series 2019-RPL8-A1	3.32%	#^	10/25/2058	23,094,838
8,230,589	CSMC Trust, Series 2009-12R-5A1	6.00%	^Þ	06/27/2036	7,570,816
14,002,529	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	14,144,274
65,917,382	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	66,199,970
95,585,620	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	97,104,131
62,106,266	CSMC Trust, Series 2019-RPL2-A1	3.86%	#^	11/25/2058	63,920,911
4,227,000	CSMC Trust, Series 2020-AFC1-B1	3.45%	#^	02/25/2050	4,218,385
13,040,427	CSMC Trust, Series 2020-RPL1-CERT	3.23%	^	01/25/2046	11,617,481
249,444,311	CSMC Trust, Series 2020-RPL1-PT1	3.44%	^	10/25/2069	251,431,884
95,113,997	CSMC Trust, Series 2017-RPL2-CERT	0.01%	^	02/25/2056	79,596,462
17,192,375	CSMC Trust, Series 2018-RPL8-A1	4.06%	^I/O	07/25/2058	17,722,256
2,855,155	Deephaven Residential Mortgage Trust, Series 2018-3A-A2	3.89%	#^	08/25/2058	2,833,219
2,779,324	Deephaven Residential Mortgage Trust, Series 2018-3A-A3	3.96%	#^	08/25/2058	2,758,556
23,208,604	Deutsche ALT-A Securities Mortgage Loan Trust, Series 2007-OA3-A2 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.40%		07/25/2047	20,664,256
11,254,890	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	11,214,597
573,257	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	34.85%	I/F	11/25/2035	1,005,109
714,477	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	0.35%		11/25/2035	287,155
2,156,369	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.15%	I/F I/O	11/25/2035	249,959
19,114,679	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.45%		09/25/2047	17,118,638
12,679,837	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.37%		08/25/2047	11,957,348
4,597,102	Deutsche ALT-B Securities Mortgage Loan Trust, Series 2006-AB1-A1C	5.67%	#	02/25/2036	4,589,346
664,130	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.02%	#	06/25/2036	646,520
15,533,950	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	15,006,919
1,106,607	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,068,870
1,621,632	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	1,564,731
3,216,609	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	6.37%		10/25/2036	3,101,114
5,602,799	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.90%	^I/F	04/15/2036	5,139,022
3,484,665	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	11.89%	^I/F	04/15/2036	3,482,018
5,672,398	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	14.30%	^I/F	04/15/2036	5,929,062
450,443	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	18.87%	^I/F	04/15/2036	551,006
3,942,794	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	12.35%	^I/F	04/15/2036	3,960,083
65,302,620	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.90%	^I/F	04/15/2036	65,169,880
7,331,713	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	7,243,585
1,112,415	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,074,398
24,664,155	Eagle Ltd., Series 2019-1-M1B (1 Month LIBOR USD + 1.80%)	1.95%	^	04/25/2029	24,560,506
15,199,237	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%		04/25/2037	14,499,290
56,136,292	Figure Line of Credit Trust, Series 2020-1-A	4.04%	#^	09/25/2049	56,327,290
23,460,280	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		03/25/2037	16,549,721
26,171,925	First Franklin Mortgage Loan Trust, Series 2007-FF2-A2C (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.30%		03/25/2037	16,400,582
4,734,220	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	2.44%	#	05/25/2035	3,554,693
5,259,139	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	3,986,462
276,811	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		11/25/2020	276,020
2,194,813	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	2.55%	#	06/25/2036	2,004,041
2,345,407	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	1,671,326
7,870,302	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	5,466,335
1,705,627	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	1,204,097
2,401,483	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	1,601,645
4,553,777	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50%		05/25/2035	3,972,276
13,318,497	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	8,421,048
685,305	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	433,306
792,228	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	538,597
2,445,668	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,662,690
1,149,113	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	781,226
1,177,787	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	843,744
3,102,857	First Horizon Mortgage Pass-Through Trust, Series 2007-1-A3	6.00%		03/25/2037	2,145,173
2,315,011	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	1,660,796
9,000,000	FirstKey Homes Trust, Series 2020-SFR1-E	2.79%	^	08/17/2037	9,210,467
18,000,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97%	^	10/19/2037	17,808,723
26,225,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67%	^	10/19/2037	26,260,351
72,500,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	73,493,554
75,700,000	FMC GMSR Issuer Trust, Series 2019-GT2-A	4.23%	#^	09/25/2024	74,468,437
61,200,000	FMC GMSR Issuer Trust, Series 2020-GT1-A	4.45%	#^	01/25/2026	61,626,686
144,580,289	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		11/25/2036	99,605,843
2,751,000	GCAT LLC, Series 2019-NQM3-M1	3.45%	#^	11/25/2059	2,721,440
23,705,637	GCAT LLC, Series 2020-2-A1	3.72%	^§	06/25/2025	23,801,275
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D (1 Month LIBOR USD + 0.64%, 0.64% Floor)	0.79%		12/25/2035	44,503,442
38,557,822	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.30%		08/25/2036	24,407,961
3,034,644	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.57%	#	09/19/2035	2,830,579
26,546,416	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	0.67%		08/25/2045	15,051,818
26,477,414	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.39%		04/25/2047	24,409,976
998,680	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.49%	#^Þ	09/25/2036	568,833
189,346,482	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-A1	1.75%	#^	05/25/2060	194,620,728
12,540,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M1	2.25%	#^	05/25/2060	12,671,043
10,237,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M2	2.75%	#^	05/25/2060	10,331,815
9,341,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M3	3.00%	#^	05/25/2060	9,246,506
32,080,150	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-PT4	8.42%	^±	05/25/2060	35,093,887
157,083	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	135,106
9,015,961	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	3,691,087
6,452,878	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	ß	06/25/2036	2,640,094
12,113,712	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	ß	09/25/2036	5,136,158
1,974,280	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	842,481
4,462,612	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	ß	11/25/2036	1,737,120
8,488,427	GSAA Home Equity Trust, Series 2006-19-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		12/25/2036	3,442,648
4,760,363	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	4,052,608
2,642,819	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,782,244
21,666,818	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.30%		08/25/2036	18,746,344
8,467,675	GSAMP Trust, Series 2007-H1-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.35%		01/25/2047	5,792,987
9,348,093	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.50%	^	03/25/2035	8,524,989
9,348,093	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.42%	#^I/O	03/25/2035	1,308,243
5,655,391	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	0.50%	^	09/25/2035	4,711,860
5,655,391	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.24%	#^I/O	09/25/2035	788,402
21,563,791	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	0.50%	^	01/25/2036	17,622,161
21,563,791	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.16%	#^I/O	01/25/2036	2,561,558
22,823,226	GSMSC Resecuritization Trust, Series 2014-3R-2B (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%	^	09/26/2036	15,664,203
1,215,318	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	1,252,993
2,507,914	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	2,582,163
371,716	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	401,970
3,795,773	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	6.75%	I/F I/O	07/25/2035	420,153
345,773	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.65%		07/25/2035	317,372
183,143	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.65%		09/25/2035	174,131
8,262,933	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	5,332,301
2,166,167	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	1,493,383
514,908	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	652,073
518,143	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	513,660
2,124,938	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	1,510,683
2,552,036	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	1,814,086
21,133,266	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	14,749,703
6,230,232	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	4,872,603
4,188,805	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	2,243,988
13,025,905	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	9,340,386
591,451	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	810,634
1,311,268	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	1,609,315
15,819,397	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	14,065,287
768,579	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	2.99%	#	12/19/2035	736,916
26,118,471	HarborView Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.00% Cap)	0.77%		09/19/2035	17,213,114
49,621,921	HarborView Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	2.16%		09/19/2035	32,876,398
5,155,632	HarborView Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		11/19/2036	5,097,326
9,298,918	HarborView Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.49%		12/19/2036	8,514,618
46,573,797	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		01/25/2047	45,176,122
80,041,956	HarborView Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.40%)	0.55%		07/21/2036	50,810,706
13,767,913	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	0.57%		02/19/2046	12,648,952
20,118,007	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	1.15%		10/25/2037	18,503,066
6,620,894	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.80%	^	05/25/2029	6,571,627
756,334	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 1.29% Floor)	1.44%		08/25/2033	754,455
860,125	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.99% Floor)	1.14%		01/25/2035	860,223
12,182,000	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	0.71%		06/25/2036	10,939,406
9,061,230	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.39%		11/25/2036	7,406,912
9,316,162	Home Equity Mortgage Loan Asset Backed Trust, Series 2007-B-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%		07/25/2037	5,211,765
9,316,162	Home Equity Mortgage Loan Asset Backed Trust, Series 2007-B-1A2 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%		07/25/2037	5,211,765
3,907,592	Home Partners of America Trust, Series 2019-2-C	3.02%	^	10/19/2039	4,081,821
4,157,013	Home Partners of America Trust, Series 2019-2-D	3.12%	^	10/19/2039	4,337,040
7,824,965	Home Partners of America Trust, Series 2019-2-E	3.32%	^	10/19/2039	8,092,735
697,841	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor, 11.50% Cap)	0.88%		03/25/2035	624,856
65,500,000	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23%	^§	08/25/2025	65,608,704
21,486,503	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	11,431,851
1,082,836	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.59%	#	01/25/2037	1,048,915
15,878,150	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.84%	ß	12/25/2036	7,766,435
32,132,118	HSI Asset Securitization Corporation, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		10/25/2036	14,525,077
7,290,766	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 11.50% Cap)	0.31%		03/25/2037	7,151,684
422,385	Impac Trust, Series 2002-9F-A1	5.22%		12/25/2032	438,393
4,276,073	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		07/25/2047	3,358,516
8,016,892	IndyMac Mortgage Loan Trust , Series 2005-AR15-A1	3.17%	#	09/25/2035	7,715,636
7,580,090	IndyMac Mortgage Loan Trust , Series 2007-AR21-8A1	3.04%	#	09/25/2037	7,635,200
1,341,631	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	3.12%	#	09/25/2036	1,080,149
1,570,471	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	3.13%	#	09/25/2036	1,438,998
13,030,655	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	3.03%	#	12/25/2036	12,291,658
4,185,209	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	3.31%	#	05/25/2036	3,758,111
3,475,527	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	2,095,817
2,544,357	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	1,534,302
9,943,566	IndyMac Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	7,930,895
12,740,699	IndyMac Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	10,004,634
19,605,950	IndyMac Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	9,292,201
17,997,982	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	11,669,337
5,042,370	IndyMac Mortgage Loan Trust, Series 2007-AR13-2A1	3.24%	#	07/25/2037	4,033,028
4,331,843	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.03%	#	03/25/2037	4,175,043
3,175,731	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	2.88%	#	07/25/2037	3,089,545
31,555,705	IndyMac Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	14,425,303
361,422	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	351,885
25,134,874	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	13,406,904
7,788,538	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	7,051,459
2,496,839	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	2,260,547
4,709,814	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 11.50% Cap)	0.51%		05/25/2036	4,407,907
2,900,319	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	2,244,801
10,689,425	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69%		05/25/2036	10,342,805
17,075,225	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	16,894,137
2,179,200	JP Morgan Mortgage Acquisition Corporation, Series 2005-WMC1-M4 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.05%		09/25/2035	1,881,381
8,100,168	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	6,497,300
14,411,449	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		11/25/2036	13,349,337
27,079,045	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.27%		08/25/2036	15,078,208
25,027,661	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		08/25/2036	14,140,025
3,477,965	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.91%		07/25/2036	1,647,902
5,420,123	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.28%		12/25/2036	4,216,992
23,000,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.83%	ß	11/25/2036	24,955,361
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.47%		03/25/2037	8,919,768
648,220	JP Morgan Mortgage Trust, Series 2005-A6-5A1	3.00%	#	08/25/2035	629,988
5,808,408	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	6,685,660
544,485	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	532,097
1,218,302	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	744,206
3,788,426	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	2,469,004
2,416,316	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	1,683,309
7,879,502	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	0.53%		08/25/2036	1,456,001
7,879,502	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	6.97%	I/F I/O	08/25/2036	2,737,376
1,125,941	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	784,379
6,987,994	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	4,583,403
2,909,706	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	1,945,534
6,473,236	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	0.53%		01/25/2037	1,985,098
6,473,236	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.47%	I/F I/O	01/25/2037	2,125,340
1,158,099	JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.55%	#	04/25/2037	1,055,936
7,696,232	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	5,073,445
2,241,452	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	1,602,710
5,057,085	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	3,665,131
1,931,236	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	1,138,629
851,999	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	614,786
4,662,876	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	3,372,763
5,314,545	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	3,845,899
180,291	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	186,454
6,303,265	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	4,658,316
16,566,666	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00%	#^Þ	09/27/2037	11,399,473
11,543,143	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	8,887,329
5,955,377	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.00%	^	01/26/2037	4,157,885
13,515,000	Legacy Mortgage Asset Trust 2019-GS4, Series 2018-GS3-A2	4.25%	^§	06/25/2058	13,543,422
48,378,663	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	48,772,025
37,458,847	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	38,415,719
37,116,381	Legacy Mortgage Asset Trust, Series 2019-GS2-A1	3.75%	^§	01/25/2059	37,270,006
25,126,041	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	25,405,634
29,406,000	Legacy Mortgage Asset Trust, Series 2019-GS5-A2	4.25%	^§	05/25/2059	29,430,207
178,157,880	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	177,727,629
36,600,306	Legacy Mortgage Asset Trust, Series 2019-SL1-A	4.00%	#^	12/28/2054	36,992,940
95,236,344	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	95,856,980
26,545,000	Legacy Mortgage Asset Trust, Series 2020-GS1-A2	4.00%	^§	10/25/2059	26,641,066
39,649,915	Legacy Mortgage Asset Trust, Series 2020-GS2-A1	2.75%	^§	03/25/2060	39,883,817
26,264,000	Legacy Mortgage Asset Trust, Series 2020-GS2-A2	4.00%	^§	03/25/2060	26,359,049
2,046,024	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	1,550,205
1,688,355	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	1,537,347
2,522,569	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	2,692,749
214,806	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	225,450
1,153,711	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	1,230,653
1,206,885	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.90%		02/25/2036	619,597
3,620,654	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.60%	I/F I/O	02/25/2036	768,149
3,793,974	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.90%		02/25/2036	3,165,533
3,793,974	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.60%	I/F I/O	02/25/2036	494,971
2,444,425	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	2,383,520
2,673,244	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/F I/O	08/25/2036	503,147
1,699,056	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	1,695,710
6,107,806	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	0.50%		09/25/2036	556,127
12,722,494	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	7.00%	I/F I/O	09/25/2036	3,550,850
7,426,877	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	6,559,068
1,419,786	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	1,390,047
3,276,701	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		11/25/2036	646,416
11,814,542	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.40%	I/F I/O	11/25/2036	3,742,054
2,252,720	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	30.00%	I/F	01/25/2037	3,876,773
2,463,343	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	0.75%		01/25/2037	1,513,308
7,350,763	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	5.00%	I/F I/O	01/25/2037	1,341,816
3,844,006	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	0.53%		01/25/2037	604,369
7,128,551	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.47%	I/F I/O	01/25/2037	2,085,779
7,062,832	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	3,895,145
24,415,400	Lehman Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.36%	^	06/25/2037	20,093,762
1,965,954	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	1,679,966
2,544,384	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.48%		05/25/2037	593,191
12,073,557	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	6.52%	I/F I/O	05/25/2037	3,771,275
878,196	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.48%		05/25/2037	234,208
9,709,042	Lehman Mortgage Trust, Series 2007-5-11A1	5.06%	#	06/25/2037	7,638,918
246,924	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	232,263
969,158	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	39.19%	I/F	08/25/2036	1,544,774
764,614	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	513,317
169,276	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	168,465
6,849,937	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	3,653,910
4,002,720	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	2,320,998
4,353,509	Lehman Trust, Series 2005-4-2A3A	5.00%	ß	10/25/2035	4,807,613
10,401,061	Lehman Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	1.67%		02/25/2036	9,690,270
1,893,779	Lehman Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.49%		08/25/2046	2,337,665
9,723,120	Lehman Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	0.57%		04/25/2036	9,357,754
155,753	Lehman Trust, Series 2006-5-2A4A	6.39%		04/25/2036	157,554
11,318,544	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.35%		06/25/2046	10,928,407
9,418,255	Lehman Trust, Series 2007-1-2A1	7.00%	#	02/25/2037	10,286,599
16,396,796	Lehman Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.35%		07/25/2047	15,815,872
7,154,662	Lehman Trust, Series 2005-2-2A3B	5.44%		08/25/2035	7,232,020
10,445,559	Lehman Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	0.75%		03/25/2036	9,963,384
19,200,000	LHOME Mortgage Trust, Series 2019-RTL3-A1	3.87%	^	07/25/2024	19,449,151
86,200,000	LHOME Mortgage Trust, Series 2019-RTL2-A1	3.84%	^	03/25/2024	87,023,727
19,200,000	LHOME Mortgage Trust, Series 2020-RTL1-A1	3.23%	^	10/25/2024	19,366,047
33,424,628	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.51%		05/25/2046	15,398,689
5,443,743	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.69%		05/25/2046	2,577,601
34,424,253	Long Beach Mortgage Loan Trust, Series 2006-6-1A (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.29%		07/25/2036	28,121,940
4,629,052	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap)	0.67%		11/25/2035	4,485,529
3,548,611	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.02%	#	03/25/2035	2,863,056
1,242,546	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.93%	#	07/25/2035	1,194,844
8,516,203	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	2.88%	#	11/25/2036	9,737,865
1,336,913	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,363,355
212,978	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	213,145
8,243,055	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	6,072,228
2,329,263	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	2,147,494
1,602,119	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	1,336,797
2,159,725	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	2,112,490
4,545,543	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	2,348,116
3,669,123	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 4.13% Floor)	4.27%		12/25/2032	3,709,573
9,101,688	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.49%		06/25/2036	8,687,965
19,006,427	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.36%		05/25/2037	18,311,197
14,881,772	MASTR Asset Backed Securities Trust, Series 2007-WMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.29%		01/25/2037	5,942,321
2,503,351	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	2,199,439
1,803,468	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,579,292
3,166,158	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	2,219,574
19,096,570	MASTR Resecuritization Trust, Series 2008-1-A1	6.00%	#^Þ	09/27/2037	17,857,995
10,891,705	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	10,179,145
2,147,640	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	2,271,078
731,519	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	0.55%		10/25/2032	666,875
15,836,386	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	0.47%		03/25/2037	4,129,029
15,836,386	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	6.53%	I/F I/O	03/25/2037	4,927,118
1,155,053	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.47%	#	10/25/2036	1,136,734
1,059,185	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	773,589
29,087,332	Merrill Lynch Mortgage Investors Trust, Series 2006-FM1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.45%		04/25/2037	21,966,744
103,245,709	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.40%		02/25/2037	62,294,032
3,478,575	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%		04/25/2047	2,134,102
1,946,975	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A4 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.42%		04/25/2047	1,206,576
47,189,769	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	47,365,187
47,362,677	MFA LLC, Series 2018-NPL2-A1	4.16%	^§	07/25/2048	47,612,898
13,083,512	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.69%		02/25/2036	12,499,359
30,791,642	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.37%		12/25/2036	18,654,821
5,858,757	Morgan Stanley Real Estate Capital Trust, Series 2006-2-AFPT (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.22%		11/25/2036	2,712,765
936,598	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	0.85%		12/25/2035	695,762
2,346,610	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	2,033,366
3,745,530	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.47%	#	12/25/2035	3,755,696
5,069,619	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.73%		08/25/2036	1,606,094
8,103,765	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	5,567,151
7,538,155	Morgan Stanley Mortgage Loan Trust, Series 2006-16AX-2A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.32%		11/25/2036	3,028,127
6,017,578	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	ß	10/25/2046	2,618,322
2,008,255	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	ß	10/25/2046	731,491
3,549,619	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	3,517,160
19,421,098	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	4.99%	#	06/25/2036	15,864,805
2,104,163	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	1,646,216
2,130,101	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	1,666,509
3,206,531	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	2,495,035
6,355,956	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.56%	#	10/25/2037	5,220,402
3,326,443	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	ß	09/25/2046	1,357,118
2,293,888	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	ß	09/25/2046	1,090,818
666,633	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	ß	01/25/2047	646,242
6,268,438	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	ß	01/25/2047	3,484,081
3,666,445	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	ß	01/25/2047	2,037,537
6,725,951	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	1.57%	^	06/26/2036	6,218,305
11,016,288	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	1.00%	^	01/26/2037	10,191,728
14,390,170	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	14,657,400
2,128,128	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^Þ	02/26/2037	2,247,738
11,604,021	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	2.71%	#^	10/26/2036	10,412,722
5,090,944	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.80%	#^	01/26/2051	5,263,195
41,990,353	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69%	#^	10/25/2060	42,319,725
11,732,738	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17%	#	07/25/2036	4,754,265
14,195,139	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	5.00%		10/25/2036	5,428,597
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.50% Cap)	0.43%		05/25/2036	10,079,966
51,274,453	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	51,441,710
17,297,182	New Residential Mortgage Loan Trust, Series 2018-FNT2-A	3.79%	^	07/25/2054	17,348,382
108,984,709	New Residential Mortgage Loan Trust, Series 2020-NPL1-A1	4.34%	^§	07/25/2060	110,489,994
62,504,400	New Residential Mortgage Loan Trust, Series 2020-RPL1-M1	3.25%	#^	11/25/2059	66,118,323
16,345,550	New Residential Mortgage Loan Trust, Series 2020-RPL1-M2	3.50%	#^	11/25/2059	16,858,620
382,829	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.33% Floor, 10.50% Cap)	0.81%		08/25/2035	371,751
100,437,436	New York Mortgage Trust, Series 2020-SP1-A1	3.96%	^	06/25/2025	101,193,570
111,608	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%		02/25/2035	114,426
14,228,577	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	4,696,117
2,891,501	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	955,278
16,064,263	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	6,994,348
2,715,199	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	1,181,876
1,358,423	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	565,069
16,463,296	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	6,610,777
2,870,015	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	1,160,594
14,304,819	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	ß	02/25/2037	5,785,458
5,731,180	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.33%	^	07/26/2036	5,618,051
46,827,452	Nomura Resecuritization Trust, Series 2015-4R-1A14 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.32%	^	03/26/2047	37,762,866
9,078,147	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.47%		10/25/2036	7,058,303
18,993,758	NRPL Trust, Series 2018-2A-A1	4.25%	^§	07/25/2067	19,194,678
110,000,000	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84%	^	12/25/2025	110,315,700
744,248	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.12%		11/25/2034	739,833
7,276,907	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		01/25/2037	5,122,416
76,344,829	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%		07/25/2037	69,848,013
97,087,601	OSAT Trust, Series 2020-RPL1-A1	3.07%	^§	12/26/2059	99,345,820
4,779,297	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.10% Cap)	0.31%		02/25/2037	3,766,283
12,664,923	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	12,392,067
5,909,659	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	5,782,340
426,445	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	422,934
91,262,388	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.90%	^	05/27/2023	88,206,257
9,000,601	PMT Credit Risk Transfer Trust, Series 2019-1R-A (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.15%	^	03/27/2024	8,299,013
33,052,827	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.85%	^	10/27/2022	32,748,926
88,089,104	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.50%	^	02/27/2023	86,524,897
174,478,107	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	172,635,897
69,085,039	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	69,744,297
69,232,552	Pretium Mortgage Credit Partners LLC, Series 2020-CFL1-A1	3.10%	^§	02/27/2060	69,497,159
61,528,332	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	61,863,212
90,818,980	Pretium Mortgage Credit Partners LLC, Series 2020-NPL3-A1	3.10%	^§	06/27/2060	91,154,057
5,797,167	Pretium Mortgage Credit Partners LLC, Series 2020-RPL1-A1	3.82%	^§	05/27/2060	5,848,264
7,933,208	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	6,688,932
3,932,985	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	3,276,159
51,504,298	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	51,689,502
103,820,005	PRPM LLC, Series 2019-4A-A1	3.35%	^§	11/25/2024	104,356,962
97,683,566	PRPM LLC, Series 2019-GS1-A1	3.50%	#^	10/25/2024	99,028,767
101,873,684	PRPM LLC, Series 2020-1A-A1	2.98%	^§	02/25/2025	102,254,244
25,363,538	PRPM LLC, Series 2020-2-A1	3.67%	^§	08/25/2025	25,643,442
151,482,501	PRPM LLC, Series 2020-3-A1	2.86%	^§	09/25/2025	152,944,337
88,775,799	PRPM LLC, Series 2020-5-A1	3.10%	^§	11/25/2025	89,387,553
33,279,537	RALI Trust, Series 2007-QA5-1A1	5.27%	#	09/25/2037	28,901,843
16,573,073	RALI Trust, Series 2007-QH7-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.45%		08/25/2037	15,255,473
35,905,669	RALI Trust, Series 2007-QS10-A1	6.50%		09/25/2037	35,128,444
18,976,607	RAMP Series Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	0.75%		05/25/2036	18,121,071
19,245,380	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	19,348,156
24,930,564	RBSSP Resecuritization Trust , Series 2009-12-20A2	2.49%	#^	12/25/2035	22,820,481
4,762,373	RBSSP Resecuritization Trust, Series 2009-12-17A2	2.37%	#^	10/25/2035	4,119,371
3,984,008	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00%	^	07/26/2037	2,988,810
78,133,453	Redwood Funding Trust, Series 2019-1-PT	4.21%	^§	09/27/2024	78,946,666
3,327,884	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	ß	05/25/2036	2,256,972
2,122,074	Renaissance Home Equity Loan Trust, Series 2006-2-AF5	6.25%	ß	08/25/2036	1,319,416
6,965,590	Renaissance Home Equity Loan Trust, Series 2006-3-AF3	5.59%	ß	11/25/2036	3,753,924
18,514,589	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81%	ß	11/25/2036	10,362,675
10,340,045	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	ß	01/25/2037	5,331,253
20,361,654	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	ß	01/25/2037	10,900,538
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74%	ß	04/25/2037	3,493,017
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35%	ß	04/25/2037	2,313,354
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51%	ß	04/25/2037	1,426,525
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61%	ß	04/25/2037	2,113,093
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91%	ß	04/25/2037	3,613,518
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	ß	06/25/2037	6,919,883
9,571,061	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	ß	06/25/2037	4,134,303
20,903,511	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.78%	#	10/25/2035	17,074,488
10,864,096	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.10%	#	12/25/2035	9,866,347
9,159,704	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.50%	#	03/25/2035	4,841,644
332,204	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	49.52%	I/F	08/25/2035	790,823
1,187,797	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,134,691
2,546,698	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	0.85%		09/25/2035	2,115,700
10,441,463	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	4.90%	I/F I/O	09/25/2035	1,484,019
6,218,787	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	3,505,445
1,925,867	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	1,746,378
2,394,312	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	2,372,710
2,487,596	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.85%		11/25/2035	1,989,617
2,487,166	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.65%	I/F I/O	11/25/2035	344,886
1,294,783	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	1,288,745
897,218	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	893,034
3,752,554	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	3,735,055
2,667,197	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	1.00%		12/25/2035	2,110,662
2,667,197	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	5.00%	I/F I/O	12/25/2035	400,483
2,146,109	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	2,136,102
1,051,216	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	1,074,687
1,021,768	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,009,599
6,664,561	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	6,543,263
1,541,621	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,096,229
2,822,062	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	2,768,572
4,138,869	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	4,043,788
2,005,950	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	1,996,509
874,327	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	843,739
3,108,967	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	3,000,816
907,542	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	875,793
980,707	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	946,397
388,084	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	374,507
1,755,582	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	1,716,687
9,753,253	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	9,537,170
1,099,235	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	41.72%	I/F	01/25/2036	2,325,601
7,023,703	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	7,098,475
1,601,899	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x 1 Month LIBOR USD + 5143.00%, 1.10% Floor, 8.00% Cap)	8.00%	I/F	04/25/2036	1,569,785
4,321,168	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	4,157,948
12,878,706	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	12,392,248
2,018,501	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	1,969,906
2,928,407	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	2,857,905
5,753,112	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	5,655,737
9,976,736	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.40%	I/F I/O	08/25/2036	1,591,566
3,653,252	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.15%	I/F I/O	07/25/2036	647,717
28,085,641	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.38%		06/25/2037	13,156,505
3,438,610	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	3,226,995
11,691,416	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.30%	I/F I/O	01/25/2037	2,214,870
1,176,865	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,153,670
2,949,057	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	2,849,581
4,440,433	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	4,288,901
20,359,039	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	19,985,047
3,246,376	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	3,146,643
5,376,647	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	5,200,078
2,242,072	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	2,135,227
924,946	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	0.45%		03/25/2037	678,721
3,071,958	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.55%	I/F I/O	03/25/2037	626,837
2,395,420	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,306,535
770,197	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	53.77%	I/F	04/25/2037	1,466,310
3,430,053	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	3,302,773
5,466,445	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	5,392,513
377,550	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	54.60%	I/F	04/25/2037	728,452
6,522,138	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	4,084,423
20,406,868	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	19,193,345
2,279,812	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	3.31%	#	07/25/2034	2,181,165
1,528,121	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.91%		01/25/2035	1,561,618
17,330,344	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	0.75%		03/25/2036	17,026,290
21,714,617	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	0.35%		01/25/2037	19,987,523
5,244,664	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	3,906,573
2,004,520	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	11/25/2035	468,599
2,000,795	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	0.70%		11/25/2035	1,072,861
16,944,539	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	10,349,135
2,778,003	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	2,891,951
8,327,660	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	5,582,502
8,898,578	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	5,284,455
1,558,310	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,245,964
3,839,349	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	3,551,203
3,866,902	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	07/25/2035	638,251
4,995,102	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	2,970,902
745,122	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	533,873
7,455,977	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	4,381,180
7,482,241	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	4,272,207
12,146,626	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	8,708,164
14,296,775	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		12/25/2036	1,405,559
31,550,839	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.40%	I/F I/O	12/25/2036	9,142,326
6,177,473	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	3,969,809
4,277,545	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	2,694,619
398,031	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	392,113
3,031,145	Residential Asset Securitization Trust, Series 2006-A4-2A9	6.00%		05/25/2036	2,977,562
2,998,509	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,522,375
5,233,477	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.81%	I/FÞ	01/25/2046	7,503,046
24,746,894	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	19,684,922
843,331	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	45.25%	I/F	04/25/2037	2,201,244
22,834,172	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	05/25/2037	4,897,884
5,877,739	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	0.55%		05/25/2037	437,431
5,118,745	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	4,174,943
2,243,285	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	1,829,664
9,375,155	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	7,878,340
8,157,749	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	4,653,307
35,883,020	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	20,528,726
15,899,009	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	9,095,845
6,477,185	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	6,284,086
10,827,652	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	10,632,641
2,125,891	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	2,103,317
145,547	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	144,002
3,560,797	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	3,511,842
4,619,574	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	4,544,622
2,383,280	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	2,287,038
2,685,028	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,576,601
5,012,640	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	4,810,219
783,309	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	751,677
2,161,201	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,952,585
2,388,249	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	2,287,062
1,337,490	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	1,287,033
15,921,280	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	16,289,956
4,614,050	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	4,736,695
2,362,424	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	2,330,060
12,910,362	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	12,249,225
6,554,851	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	6,093,979
392,287	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.21%	#	02/25/2037	301,997
4,767,970	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.11%	#	04/25/2037	4,338,574
8,677,028	RMAT LLC, Series 2015-PR2-A1	9.85%	^	11/25/2035	8,671,971
38,546,739	RSFR, Series 2020-1-PT	4.21%	^§	02/17/2025	37,822,986
257,546,456	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.73%	#^	02/25/2054	216,803,946
47,838,026	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	2.28%	#^	12/26/2059	44,829,693
56,702,361	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.15%	#^	10/25/2044	54,322,449
119,249	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap)	0.85%		07/20/2033	116,411
10,387,110	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.49%		02/25/2036	10,071,911
2,874,312	SG Mortgage Securities Trust, Series 2006-FRE1-A2C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.69%		02/25/2036	2,106,247
4,405,674	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.30%		06/25/2037	3,532,497
8,000,572	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.32%		08/25/2037	7,337,166
24,453,768	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.15%		09/25/2037	19,670,592
45,913,146	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		02/25/2037	36,555,730
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22%	#^	01/28/2050	9,844,267
94,522,429	Stanwich Mortgage Loan Company, Series 2019-NPB1-A1	3.38%	^§	08/15/2024	94,259,420
59,743,745	Stanwich Mortgage Loan Company, Series 2019-RPL1-A	3.72%	^§	02/15/2049	60,954,799
5,123,439	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.66%	#	04/25/2037	3,081,881
2,267,264	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.80%	#	06/25/2037	1,913,852
1,284,171	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.07%	#	09/25/2034	1,280,048
2,802,332	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.23%	#	12/25/2035	2,685,025
3,354,195	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	3.58%	#	01/25/2037	3,041,121
1,742,480	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	3.22%	#	02/25/2036	1,272,912
5,864,888	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	3.53%	#	09/25/2036	5,540,910
11,186,083	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.45%		08/25/2037	10,887,422
94,589,394	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.31%		06/25/2036	72,830,977
10,821,581	Structured Asset Investment Loan Trust, Series 2006-4-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.32%		07/25/2036	7,894,722
11,701,580	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	0.55%		05/25/2036	11,042,310
90,835,702	Structured Asset Securities Corporation, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.31%		12/25/2036	67,025,539
1,603,208	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.74%	#	07/25/2033	1,605,963
10,705,569	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	8,542,443
27,933,146	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.32%		12/25/2036	27,490,797
72,621,367	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	^I/F I/OÞ	03/28/2045	7,642,531
20,206,758	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%	^	03/25/2037	16,104,434
412,593	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	412,234
697,966	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	540,969
13,165,700	Terwin Mortgage Trust, Series 2006-7-2A3 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.42%	^	08/25/2037	7,776,874
242,375	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.50% Cap)	1.15%		12/25/2033	242,204
3,763,107	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.55%	#	12/25/2044	3,699,844
10,318,453	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	1.64%		03/25/2037	10,002,003
2,337,777	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	1.64%		03/25/2037	2,148,264
65,000,000	Toorak Mortgage Corporation Ltd., Series 2019-1-A1	4.46%	^§	03/25/2022	66,142,791
70,000,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72%	^§	09/25/2022	71,178,926
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40%	^	03/17/2038	5,174,439
8,900,000	Tricon American Homes Trust, Series 2020-SFR1-D	2.55%	^	07/17/2038	9,004,575
1,600,000	Tricon American Homes Trust, Series 2020-SFR1-E	3.54%	^	07/17/2038	1,677,916
20,800,000	TVC Mortgage Trust, Series 2020-RTL1-A1	3.47%	^	09/25/2024	21,037,940
23,440,768	VCAT LLC, Series 2019-NPL2-A1	3.57%	#^§	11/25/2049	23,518,596
7,924,594	VCAT LLC, Series 2020-NPL1-A1	3.67%	^§	08/25/2050	8,029,655
21,212,593	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07%	#^	11/25/2047	21,964,542
24,154,494	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	25,419,062
59,934,577	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76%	#^	03/25/2049	62,419,896
4,961,588	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61%	#^	03/25/2049	4,989,358
20,038,712	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13%	#^	07/25/2049	20,652,822
8,817,915	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26%	#^	07/25/2049	9,020,360
3,231,611	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54%	#^	02/25/2050	3,138,150
3,434,369	Vericrest Opportunity Loan Trust, Series 2019-NPL2-A1	3.97%	^§	02/25/2049	3,447,251
33,478,699	Vericrest Opportunity Loan Trust, Series 2019-NPL5-A1A	3.35%	^§	09/25/2049	33,571,790
29,386,991	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	29,444,337
67,748,013	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	67,956,569
22,338,212	Vericrest Opportunity Loan Trust, Series 2020-NPL5-A1A	2.98%	^§	03/25/2050	22,392,532
13,725,706	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	13,780,312
129,696,845	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	130,074,263
73,311,116	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	73,631,038
34,854,749	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	35,004,827
62,768,046	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	62,947,111
9,613,340	WaMu Asset-Backed Certificates Trust, Series 2007-HE1-2A2 (1 Month LIBOR USD + 0.11%, 0.11% Floor)	0.26%		01/25/2037	6,084,190
15,230,703	WaMu Asset-Backed Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.32%		07/25/2047	12,762,585
5,413,853	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	5,415,188
1,543,719	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	1,446,984
619,454	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	48.97%	I/F	07/25/2035	1,419,683
2,005,945	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	0.75%		07/25/2035	1,734,847
506,283	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	502,108
7,115,091	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	1.60%		08/25/2035	6,478,669
646,827	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	48.42%	I/F	08/25/2035	1,340,185
3,022,373	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	2,861,765
7,978,720	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	8,079,763
6,397,694	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	6,553,167
1,769,834	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	330,139
2,393,714	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,264,235
1,211,934	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	1,135,938
1,029,420	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	973,755
3,024,288	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	2,990,105
1,772,728	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	1,626,353
3,352,845	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	2,931,522
6,090,178	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	5,324,878
14,926,585	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A3	6.22%	ß	07/25/2036	5,559,011
6,220,271	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	ß	07/25/2036	2,315,388
9,184,820	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.25%	ß	10/25/2036	4,847,876
3,258,847	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.53%		10/25/2036	1,400,458
5,895,224	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	3.01%	#	09/25/2036	5,656,630
5,473,728	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-A1 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	0.25%		12/25/2036	3,700,291
9,588,249	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	1.45%		11/25/2046	8,817,327
7,028,947	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	1.56%		06/25/2046	5,741,980
6,308,712	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	1.60%		06/25/2046	5,412,498
714,839	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.15%	#	08/25/2036	672,294
9,834,472	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	8,864,931
3,964,162	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	3,946,492
5,416,204	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	5,392,127
3,931,453	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	4,089,283
268,449	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	38.59%	I/F	06/25/2037	576,449
6,711,229	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	6,943,284
8,579,678	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	3.41%	#	03/25/2037	8,588,714
10,853,664	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	3.26%	#	05/25/2037	10,425,536
7,860,415	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.27%		01/25/2047	7,702,040
981,166	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	982,290
4,308,085	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	4,313,017
3,714,511	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	3,718,764
6,087,898	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	6,094,867
23,726,064	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	24,031,891
3,560,701	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	0.50%		06/25/2037	3,022,829
5,245,464	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.50%	I/F I/O	06/25/2037	872,841
379,214	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	377,898
6,831,274	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	6,746,883
2,714,109	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	2,680,580
6,309,390	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	6,291,601
39,912,209	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	39,625,292
8,153,053	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	3.15%	#	12/28/2037	7,931,857
3,077,335	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.95%	#	09/25/2036	2,911,294
1,426,217	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	3.08%	#	09/25/2036	1,380,993
1,638,700	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.02%	#	04/25/2036	1,575,740
2,500,187	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	2,530,162
173,883	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	174,453
5,630,238	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	5,697,738
1,524,943	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	1,543,225
518,609	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.65%		06/25/2037	439,239
1,416,829	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	1,433,815
599,810	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.65%		06/25/2037	508,013
270,585	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	38.11%	I/F	06/25/2037	427,482
24,569,806	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	2.90%	#	12/28/2037	23,087,623

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $14,045,899,501)					13,696,397,936

US Government and Agency Mortgage Backed Obligations - 51.7%
4,138,868	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	4,639,466
28,992,570	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	30,906,705
15,118,100	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	16,122,453
15,236,700	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	16,252,815
7,703,093	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	8,214,790
31,615,187	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	34,193,669
37,324,158	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	39,589,891
11,044,138	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	11,714,659
5,687,080	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	6,066,455
14,702,959	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	15,680,773
15,040,288	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	15,955,130
12,131,503	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	14,110,268
2,452,515	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	2,852,599
10,850,307	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	11,909,751
23,376,798	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	25,760,100
24,862,035	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	27,193,748
46,808,710	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	49,798,663
15,115,572	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	16,079,174
30,005,763	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	31,699,964
35,520,922	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	37,499,194
48,589,823	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	51,283,206
89,878,503	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	94,861,044
47,626,044	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	50,231,532
129,980,837	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	137,058,394
38,751,204	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	40,852,199
206,569,316	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	217,701,035
39,933,210	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	42,118,806
22,544,763	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	23,754,942
25,459,893	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	26,818,200
307,187,340	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	323,566,649
128,495,737	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%		12/01/2045	135,317,135
53,605,865	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	56,420,537
119,919,163	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%		02/01/2046	126,261,221
39,072,201	Federal Home Loan Mortgage Corporation, Pool G08705	3.00%		05/01/2046	41,122,229
44,619,571	Federal Home Loan Mortgage Corporation, Pool G08715	3.00%		08/01/2046	46,938,282
4,337,858	Federal Home Loan Mortgage Corporation, Pool G08741	3.00%		01/01/2047	4,578,804
2,946,033	Federal Home Loan Mortgage Corporation, Pool G08800	3.50%		02/01/2048	3,125,817
22,618,143	Federal Home Loan Mortgage Corporation, Pool G16072	3.00%		02/01/2032	24,461,372
45,269,609	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%		10/01/2045	49,737,426
125,112,375	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%		01/01/2046	135,907,849
20,272,248	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	21,203,230
39,851,807	Federal Home Loan Mortgage Corporation, Pool Q13637	3.00%		11/01/2042	42,298,702
41,632,876	Federal Home Loan Mortgage Corporation, Pool Q13638	3.00%		11/01/2042	44,369,904
67,765,742	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	72,230,680
4,152,565	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	4,617,745
5,744,645	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	6,388,239
4,251,912	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	4,708,285
3,771,179	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	4,192,417
22,156,562	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	23,745,583
9,078,378	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	9,825,888
24,967,250	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	26,803,656
18,789,764	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%		03/01/2046	20,439,724
56,135,390	Federal Home Loan Mortgage Corporation, Pool Q44073	3.00%		09/01/2046	59,028,393
13,431,324	Federal Home Loan Mortgage Corporation, Pool RA2854	2.50%		06/01/2050	14,437,053
83,199,911	Federal Home Loan Mortgage Corporation, Pool RA3280	2.50%		08/01/2050	87,794,343
145,483,825	Federal Home Loan Mortgage Corporation, Pool RB5076	2.00%		08/01/2040	151,419,553
99,542,578	Federal Home Loan Mortgage Corporation, Pool RB5089	1.50%		12/01/2040	101,108,246
160,100,000	Federal Home Loan Mortgage Corporation, Pool RB5094	1.50%		01/01/2041	163,553,421
51,452,145	Federal Home Loan Mortgage Corporation, Pool RE6066	2.00%		10/01/2050	52,877,869
11,878,364	Federal Home Loan Mortgage Corporation, Pool SB0039	2.50%		04/01/2033	12,536,026
35,685,640	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%		04/01/2047	37,694,113
146,415,162	Federal Home Loan Mortgage Corporation, Pool SD8090	2.00%		09/01/2050	152,130,970
64,062,561	Federal Home Loan Mortgage Corporation, Pool SD8098	2.00%		10/01/2050	66,563,458
123,385,355	Federal Home Loan Mortgage Corporation, Pool SD8099	2.50%		10/01/2050	130,198,890
584,207,978	Federal Home Loan Mortgage Corporation, Pool SD8104	1.50%		11/01/2050	590,311,823
76,342,368	Federal Home Loan Mortgage Corporation, Pool SD8107	2.50%		11/01/2050	80,558,115
3,276,682	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	3,492,863
3,888,284	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	4,161,937
12,977,815	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	13,586,668
16,393,040	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	17,136,451
16,420,595	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	17,189,591
1,378,182	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	1,440,738
22,181,434	Federal Home Loan Mortgage Corporation, Pool T65492	3.00%		06/01/2048	22,893,806
2,074,962	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	2,294,598
17,247,143	Federal Home Loan Mortgage Corporation, Pool T69050	3.50%		05/01/2046	18,375,710
319,583	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	346,201
2,504,043	Federal Home Loan Mortgage Corporation, Pool U99125	3.00%		01/01/2043	2,716,369
43,885,758	Federal Home Loan Mortgage Corporation, Pool U99193	3.50%		03/01/2044	47,963,738
93,507,368	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	101,082,073
26,154,160	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	28,273,014
26,390,247	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	28,667,035
11,311,955	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	12,428,883
145,721,206	Federal Home Loan Mortgage Corporation, Pool Z40117	3.00%		04/01/2045	154,351,323
15,949,247	Federal Home Loan Mortgage Corporation, Pool ZS4750	3.00%		01/01/2048	16,711,881
30,879,169	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	32,457,838
26,034,744	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	26,489,493
14,363,797	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	14,654,454
65,800,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-M2 (1 Month LIBOR USD + 1.85%, 1.85% Floor)	2.00%	^	02/25/2050	65,754,532
784,562	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	896,019
416,561	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	471,919
26,173,236	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	27,606,301
287,683	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	318,068
51,157,457	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	53,797,130
19,678,938	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	20,756,160
1,918,163	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	2,175,447
66,233,976	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	69,845,888
4,936,587	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	5,755,283
14,367,176	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	15,348,764
3,002,974	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	3,414,407
7,003,803	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	7,979,640
4,515,359	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	5,156,414
8,095,141	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	9,272,698
424,109	Federal Home Loan Mortgage Corporation, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.49%	I/F I/O	03/15/2035	29,382
3,150,477	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.34%	I/F I/O	07/15/2035	627,913
2,257,874	Federal Home Loan Mortgage Corporation, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.94%	I/F I/O	09/15/2035	333,266
669,058	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	6.57%	I/F I/O	10/15/2035	118,144
4,870,361	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	5,596,893
909,211	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	977,610
2,482,640	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	2,852,787
630,450	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	719,404
1,666,397	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	1,907,344
2,875,336	Federal Home Loan Mortgage Corporation, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.34%	I/F I/O	08/15/2036	572,102
3,823,109	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	4,388,900
6,057,743	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	6,954,243
3,435,388	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	6.27%	I/F I/O	01/15/2037	783,348
11,789,165	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	12,650,571
4,118,029	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.92%	I/F I/O	02/15/2037	629,785
967,252	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	1,117,110
2,700,393	Federal Home Loan Mortgage Corporation, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.49%	I/F I/O	06/15/2037	478,664
595,586	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	696,719
7,356,806	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.89%	I/F I/O	08/15/2037	1,364,955
300,870	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	348,738
779,357	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	881,322
1,236,472	Federal Home Loan Mortgage Corporation, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.02%	I/F I/O	02/15/2038	166,645
1,929,008	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.49%	I/F I/O	03/15/2038	241,670
316,763	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.49%	I/F I/O	03/15/2038	39,577
255,286	Federal Home Loan Mortgage Corporation, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	5.87%	I/F I/O	02/15/2037	41,637
425,319	Federal Home Loan Mortgage Corporation, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	5.90%	I/F I/O	06/15/2038	63,536
177,367	Federal Home Loan Mortgage Corporation, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	5.91%	I/F I/O	07/15/2038	25,327
3,004,981	Federal Home Loan Mortgage Corporation, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.69%	I/F I/O	08/15/2038	525,819
3,802,928	Federal Home Loan Mortgage Corporation, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.39%	I/F I/O	02/15/2038	683,341
1,236,456	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.51%	I/O P/O	06/15/2038	1,332,176
78,020	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%	>	05/15/2039	80,500
4,539,288	Federal Home Loan Mortgage Corporation, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.59%	I/F I/O	06/15/2039	971,034
449,355	Federal Home Loan Mortgage Corporation, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.99%	I/F I/O	06/15/2039	79,400
186,931	Federal Home Loan Mortgage Corporation, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.64%	I/F I/O	07/15/2039	24,621
4,696,132	Federal Home Loan Mortgage Corporation, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	7.04%	I/F I/O	08/15/2035	958,673
1,156,266	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.84%	I/F I/O	10/15/2049	197,290
27,553,396	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	28,848,791
1,496,415	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	1,635,848
3,003,477	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.19%	I/F I/O	03/15/2032	489,732
4,180,522	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	4,855,678
5,846,990	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	6,793,567
5,631,486	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	6,435,000
13,362,124	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	15,407,749
738,048	Federal Home Loan Mortgage Corporation, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.29%	I/F I/O	05/15/2040	115,698
5,336,322	Federal Home Loan Mortgage Corporation, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.89%	I/F I/O	08/15/2032	812,617
1,487,014	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	356,780
2,409,471	Federal Home Loan Mortgage Corporation, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.23%	I/F	08/15/2040	3,588,209
3,285,628	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	3,748,888
11,119,740	Federal Home Loan Mortgage Corporation, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.89%	I/F I/O	09/15/2040	2,198,277
1,691,619	Federal Home Loan Mortgage Corporation, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	9.68%	I/F	10/15/2040	1,984,505
11,161,430	Federal Home Loan Mortgage Corporation, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	9.69%	I/F	11/15/2040	13,244,312
19,764,114	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%	>	12/15/2040	23,140,680
3,609,412	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	3,882,408
10,473,792	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	11,339,601
23,027,844	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	25,284,255
11,382,196	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	12,514,665
2,833,741	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,074,636
9,733,913	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	10,756,305
7,058,328	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.18%	I/F	01/15/2041	7,849,200
8,377,958	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	9,079,210
1,574,321	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	1,722,876
8,451,643	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	9,156,983
9,870,432	Federal Home Loan Mortgage Corporation, Series 3798-FG (1 Month LIBOR USD + 0.51%, 0.51% Floor, 7.00% Cap)	0.67%		01/15/2041	9,985,686
161,217	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	9.28%	I/F	12/15/2040	165,180
24,157,015	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%	>	02/15/2041	27,406,394
2,515,875	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	2,743,195
28,612,818	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	33,190,738
11,771,099	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	12,691,613
9,843,433	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	10,659,094
4,232,367	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,807,947
4,353,300	Federal Home Loan Mortgage Corporation, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	6.31%	I/F I/O	06/15/2040	362,758
6,357,795	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	7,386,630
22,980,119	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	24,927,767
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	12.72%	I/F	02/15/2041	5,268,869
8,467,288	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	9,507,282
8,099,215	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%	>	04/15/2041	9,772,938
18,544,023	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	21,210,168
6,871,823	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	7,625,341
30,623,575	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	35,694,679
9,427,296	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	10,222,856
6,537,926	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	7,007,702
2,505,329	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	2,658,096
14,047,759	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	14,905,153
24,423,509	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%	>	06/15/2041	27,954,309
3,988,271	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	5.81%	I/F I/O	07/15/2041	717,935
19,581,470	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	21,845,971
25,754,751	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	30,209,278
4,130,567	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	4,724,371
5,559,672	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	5,942,344
23,097,058	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	25,826,842
1,640,983	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	1,741,584
7,036,744	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	7,703,521
2,973,918	Federal Home Loan Mortgage Corporation, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	14.22%	I/F	10/15/2041	4,614,759
18,949,453	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	20,670,132
6,559,353	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	7,174,154
68,615,622	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%	>	01/15/2042	75,553,347
7,704,418	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	8,380,618
44,874,128	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	49,106,154
33,886,489	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%	>	03/15/2042	38,490,050
5,629,901	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	5,670,006
3,280,004	Federal Home Loan Mortgage Corporation, Series 4050-ND	2.50%		09/15/2041	3,369,450
84,249,206	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	>	06/15/2042	95,210,264
83,941,319	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%	>	07/15/2042	94,718,721
1,964,933	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	1,974,224
46,091,297	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%	>	08/15/2042	50,000,286
80,191,274	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	89,488,659
26,050,234	Federal Home Loan Mortgage Corporation, Series 4116-AP	1.35%		08/15/2042	26,173,572
4,336,616	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,654,593
27,580,073	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	29,097,388
29,045,267	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	31,145,966
4,866,633	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	4,904,215
47,271,891	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%	>	03/15/2043	53,045,307
120,330,393	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%	>	01/15/2041	134,232,789
31,315,738	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	31,098,016
11,513,425	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	12,069,765
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	14,004,281
98,028,524	Federal Home Loan Mortgage Corporation, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.21%	I/F	06/15/2043	106,319,227
44,437,960	Federal Home Loan Mortgage Corporation, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	5.24%	I/F	07/15/2043	48,835,847
26,894,064	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%	>	07/15/2043	30,410,839
15,709,324	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	16,370,558
33,617,580	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%	>	07/15/2043	37,927,724
14,982,083	Federal Home Loan Mortgage Corporation, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	4.53%	I/F	09/15/2043	15,619,332
23,718,793	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%	>	09/15/2033	25,946,960
20,734,981	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	22,731,142
23,433,741	Federal Home Loan Mortgage Corporation, Series 4283-ZL	3.00%	>	08/15/2033	25,828,716
11,749,144	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	11,847,000
20,741,911	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%	>	05/15/2044	23,677,292
10,075,165	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	10,213,962
13,437,971	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	13,560,262
16,320,999	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%	>	08/15/2044	18,100,755
51,888,403	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%	>	08/15/2044	57,317,123
36,031,407	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	36,917,589
3,067,960	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	3,296,665
9,651,821	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	9,808,861
28,363,062	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%	>	09/15/2044	30,859,358
75,115,439	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	76,229,078
143,749,006	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%	>	09/15/2044	156,955,889
18,729,493	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	19,001,917
31,473,504	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	32,556,319
43,257,905	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	45,493,695
31,362,901	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	33,172,647
17,756,384	Federal Home Loan Mortgage Corporation, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.44%	I/F I/O	07/15/2044	2,044,245
52,217,126	Federal Home Loan Mortgage Corporation (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	08/25/2048	10,103,685
21,377,495	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	22,046,886
27,392,680	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%	>	02/15/2045	30,332,961
4,783,448	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	4,929,494
10,242,480	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%	>	02/15/2045	11,328,687
22,325,083	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	22,687,799
29,774,652	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%	>	02/15/2045	32,499,167
19,870,486	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	20,190,689
28,936,730	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%	>	08/15/2043	32,541,981
8,910,120	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%	>	03/15/2045	9,320,472
7,748,549	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%	>	03/15/2045	8,189,753
9,139,132	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%	>	04/15/2045	9,685,522
53,327,404	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%	>	04/15/2045	57,256,012
29,626,336	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%	>	04/15/2045	31,583,845
67,132,110	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	69,243,939
58,375,093	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	60,270,141
77,868,124	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	81,697,320
25,517,226	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	26,167,318
122,228,897	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	128,248,462
58,451,647	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	60,956,264
17,687,255	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%	>	06/15/2045	18,479,822
9,667,299	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%	>	07/15/2045	10,309,129
13,079,283	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	13,319,570
13,926,580	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	14,234,505
27,422,998	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	28,725,034
1,169,734	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	1,169,983
3,147,076	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	3,155,277
82,816,908	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	86,222,820
37,322,641	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	39,330,905
81,651,074	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	84,587,541
76,478,442	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	80,046,903
116,087,150	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	123,633,419
31,326,361	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	33,342,438
81,239,360	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	85,739,371
35,137,721	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	36,217,137
34,460,975	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	35,367,478
11,129,051	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	11,210,291
21,733,747	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	22,614,068
28,703,213	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	29,554,780
44,076,992	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	45,915,593
14,153,222	Federal Home Loan Mortgage Corporation, Series 4763-QA	3.00%		06/15/2043	14,250,345
23,285,262	Federal Home Loan Mortgage Corporation, Series 4766-JA	3.00%		07/15/2044	23,681,261
9,708,038	Federal Home Loan Mortgage Corporation, Series 4778-NA	4.50%		06/15/2044	9,820,498
14,507,111	Federal Home Loan Mortgage Corporation, Series 4791-IO	3.00%	I/O	05/15/2048	820,734
104,549,401	Federal Home Loan Mortgage Corporation, Series 4791-JT	3.00%		05/15/2048	108,838,916
13,112,584	Federal Home Loan Mortgage Corporation, Series 4791-LI	3.00%	I/O	05/15/2048	648,749
13,112,584	Federal Home Loan Mortgage Corporation, Series 4791-LO	0.00%	P/O	05/15/2048	12,236,245
46,797,132	Federal Home Loan Mortgage Corporation, Series 4791-PO	0.00%	P/O	05/15/2048	43,305,790
39,464,330	Federal Home Loan Mortgage Corporation, Series 4792-A	3.00%		05/15/2048	41,055,137
21,206,193	Federal Home Loan Mortgage Corporation, Series 4793-C	3.00%		06/15/2048	22,240,766
21,630,860	Federal Home Loan Mortgage Corporation, Series 4795-AO	0.00%	P/O	05/15/2048	21,067,836
28,438,138	Federal Home Loan Mortgage Corporation, Series 4800-MZ	4.00%	>	06/15/2048	30,997,059
19,895,725	Federal Home Loan Mortgage Corporation, Series 4801-OG	0.00%	P/O	06/15/2048	18,514,983
6,863,384	Federal Home Loan Mortgage Corporation, Series 4827-KA	4.00%		06/15/2044	6,879,358
4,122,240	Federal Home Loan Mortgage Corporation, Series 4868-Z	4.00%	>	03/15/2049	4,441,692
22,023,486	Federal Home Loan Mortgage Corporation, Series 4901-BD	3.00%		07/25/2049	23,517,062
41,810,411	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	48,682,805
95,000,000	Federal Home Loan Mortgage Corporation, Series-1517-A2	1.72%		07/25/2035	97,009,934
800,000,000	Federal National Mortgage Association	2.00%		01/15/2051	830,967,720
500,000,000	Federal National Mortgage Association	1.50%		01/15/2051	505,136,075
750,000,000	Federal National Mortgage Association	2.50%		02/15/2051	789,168,945
6,152,032	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	7,092,481
4,587,197	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	5,331,257
7,429,971	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	8,628,503
5,129,823	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	5,957,794
2,058,784	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	2,383,798
1,707,793	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	1,984,858
4,169,060	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	4,846,851
171,075	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	198,826
1,033,504	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,201,770
8,253,688	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	9,149,487
10,013,604	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	10,648,350
578,450	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	644,723
132,457	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	154,072
1,208,453	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	1,439,874
822,907	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	995,339
8,160,704	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	9,460,004
13,530,907	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	15,709,295
11,925,510	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	12,850,800
184,547	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	196,946
892,216	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	957,089
5,706,654	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	6,149,160
1,341,666	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	1,410,526
3,912,641	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	4,124,790
21,733,700	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	23,450,248
19,331,622	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	20,612,517
3,461,847	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	3,743,488
7,099,132	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	7,570,626
11,943,014	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	12,834,163
5,546,897	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	5,835,000
18,752,152	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	19,886,973
6,080,760	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	6,601,213
7,957,537	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	8,434,958
23,513,801	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	24,931,643
11,198,360	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	11,829,686
68,238,418	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	72,411,675
49,278,881	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	52,272,933
39,232,343	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	41,607,166
21,796,156	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	23,646,009
24,617,567	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	26,714,770
10,398,177	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	11,027,770
14,433,004	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	15,306,975
19,232,385	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	20,340,233
8,157,110	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	8,642,210
15,118,378	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	15,930,629
13,300,265	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	14,105,750
40,187,418	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	42,576,116
7,373,409	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	7,815,217
637,702	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	696,256
632,996	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	730,350
462,392	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	534,469
5,156,521	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	5,626,174
561,012	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	603,683
4,367,668	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	4,591,689
1,365,026	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,470,934
3,788,909	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	4,029,665
1,039,092	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	1,092,177
865,675	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	935,755
828,103	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	870,603
2,283,680	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	2,404,382
2,269,199	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	2,385,215
1,188,923	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	1,249,852
11,223,718	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	11,806,090
3,072,897	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	3,232,194
1,142,200	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,203,987
16,547,935	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	18,041,975
8,203,917	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	8,575,350
1,669,907	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	1,760,648
19,644,496	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	20,940,093
3,925,607	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	4,129,482
4,201,745	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	4,423,151
3,237,316	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	3,403,395
4,563,639	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	4,804,827
578,375	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	634,428
86,365,286	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	93,749,866
42,927,081	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	46,598,519
1,685,213	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	1,790,524
7,157,314	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	7,957,058
16,868,899	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	17,584,025
25,302,449	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	26,116,175
49,627,985	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	54,439,515
40,841,520	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	43,498,247
14,519,429	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	16,106,076
43,275,035	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	48,527,113
40,395,774	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	44,372,545
17,022,315	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	17,948,274
30,306,932	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	31,678,295
33,554,991	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	35,094,020
10,302,787	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	10,937,981
12,468,809	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	13,265,299
14,883,548	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	16,518,628
13,547,976	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	15,037,195
10,179,648	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	11,226,805
4,467,038	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	4,936,783
4,662,082	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	5,178,937
20,230,224	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	21,436,446
9,985,742	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	10,587,491
16,201,010	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	17,074,036
69,963,856	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	73,765,198
23,238,371	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	24,517,033
16,400,580	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	17,378,423
21,978,610	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	23,163,064
18,643,094	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	20,478,178
20,475,883	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	21,660,342
144,889,204	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	152,614,248
62,213,405	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	65,517,837
24,561,754	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	25,969,865
20,314,026	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	21,478,579
25,685,310	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	27,038,528
14,729,862	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	15,574,279
16,973,824	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	17,946,914
29,264,952	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	30,314,561
38,246,139	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	40,340,535
9,461,646	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	9,800,978
3,825,628	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	3,962,556
9,443,407	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	9,811,123
14,840,153	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	16,301,851
32,299,498	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%		11/01/2046	33,988,439
1,420,537	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	1,552,921
5,439,769	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	5,946,766
1,168,963	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	1,277,913
84,403	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	91,818
148,389	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	161,420
1,720,306	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	1,853,728
375,851	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	405,005
9,511,602	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	10,249,439
3,038,141	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	3,195,926
72,244,367	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	77,040,769
30,142,497	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	32,133,407
36,498,092	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	38,903,782
18,064,131	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	19,387,633
4,646,206	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	4,850,585
24,955,671	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	26,613,231
3,044,190	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	3,178,911
53,070,795	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	57,571,336
6,901,668	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	7,215,295
4,779,742	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	5,027,849
32,745,292	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	35,409,409
70,749,785	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	73,974,412
78,070,235	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	81,539,493
21,861,275	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	23,634,494
19,524,147	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	20,393,669
4,216,602	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	4,559,758
40,890,154	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	42,691,863
28,380,754	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	29,890,839
3,043,804	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	3,182,929
15,829,123	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	16,787,528
62,737,464	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	66,038,704
38,254,918	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	40,440,707
66,406,605	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	70,183,841
8,502,888	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	9,017,893
43,121,055	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	46,619,985
13,256,263	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	13,853,930
10,455,761	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	10,927,170
25,902,499	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	27,831,357
36,442,810	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	38,084,037
34,610,372	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	35,847,990
41,618,714	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	43,107,214
52,930,465	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	55,253,204
27,484,200	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%		12/01/2046	28,899,949
4,817,004	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	5,261,538
16,500,000	Federal National Mortgage Association, Pool 387898	3.71%		08/01/2030	19,432,106
20,395,387	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	21,689,287
35,484,045	Federal National Mortgage Association, Pool AL9445	3.00%		07/01/2031	38,094,948
26,613,023	Federal National Mortgage Association, Pool AM8510	3.15%		05/01/2035	29,506,004
30,645,034	Federal National Mortgage Association, Pool AM8950	3.14%		06/01/2040	33,897,767
7,868,121	Federal National Mortgage Association, Pool AN0091	3.46%		10/01/2030	8,806,237
14,435,880	Federal National Mortgage Association, Pool AN1210	2.85%		05/01/2031	16,083,295
14,000,000	Federal National Mortgage Association, Pool AN4764	3.40%		02/01/2029	15,928,861
5,085,053	Federal National Mortgage Association, Pool AN5480	3.43%		06/01/2037	5,836,008
217,500,000	Federal National Mortgage Association, Pool AN6680	3.37%		11/01/2047	247,765,677
5,500,000	Federal National Mortgage Association, Pool AN7330	3.26%		12/01/2037	6,469,788
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	11,535,090
13,500,000	Federal National Mortgage Association, Pool AN8121	3.16%		01/01/2035	15,573,487
37,846,314	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	39,086,478
68,763,948	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	71,301,683
40,364,137	Federal National Mortgage Association, Pool AS8056	3.00%		10/01/2046	42,449,990
52,670,000	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	55,180,047
34,982,433	Federal National Mortgage Association, Pool AS8269	3.00%		11/01/2046	36,692,342
31,134,109	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	32,617,598
43,373,430	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	44,792,103
13,485,556	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	14,391,462
12,328,808	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	13,389,124
111,372,688	Federal National Mortgage Association, Pool BF0314	3.00%		01/01/2053	120,324,872
96,764,887	Federal National Mortgage Association, Pool BF0353	3.00%		05/01/2053	104,543,519
54,316,433	Federal National Mortgage Association, Pool BF0391	3.00%		09/01/2053	58,682,536
24,410,996	Federal National Mortgage Association, Pool BK8257	1.50%		12/01/2050	24,639,868
23,509,043	Federal National Mortgage Association, Pool BK8267	2.50%		12/01/2050	25,220,301
63,578,000	Federal National Mortgage Association, Pool BL1276	3.79%		01/01/2029	72,494,570
33,500,000	Federal National Mortgage Association, Pool BL1300	4.20%		01/01/2029	39,229,333
20,000,000	Federal National Mortgage Association, Pool BL1752	3.68%		03/01/2029	22,776,892
5,000,000	Federal National Mortgage Association, Pool BL2303	3.36%		05/01/2031	5,764,139
28,950,500	Federal National Mortgage Association, Pool BL2643	3.39%		07/01/2034	34,308,825
8,250,000	Federal National Mortgage Association, Pool BL2998	2.97%		07/01/2029	9,221,867
41,755,800	Federal National Mortgage Association, Pool BL3480	2.75%		08/01/2029	46,742,475
30,667,139	Federal National Mortgage Association, Pool BL3647	2.69%		08/01/2030	34,233,253
50,173,000	Federal National Mortgage Association, Pool BL4008	2.37%		10/01/2031	54,105,433
8,860,000	Federal National Mortgage Association, Pool BL4038	2.98%		09/01/2034	10,141,458
27,690,000	Federal National Mortgage Association, Pool BL4098	2.27%		09/01/2029	30,184,806
13,075,000	Federal National Mortgage Association, Pool BL4198	2.31%		10/01/2031	14,153,095
25,800,000	Federal National Mortgage Association, Pool BL4214	2.37%		10/01/2031	27,822,145
3,206,000	Federal National Mortgage Association, Pool BL4339	2.29%		10/01/2031	3,462,425
6,496,000	Federal National Mortgage Association, Pool BL4354	2.37%		10/01/2031	7,067,856
107,000,000	Federal National Mortgage Association, Pool BL4468	2.41%		10/01/2029	117,448,376
24,380,000	Federal National Mortgage Association, Pool BL4656	2.29%		10/01/2029	26,502,878
63,966,000	Federal National Mortgage Association, Pool BL4808	2.80%		11/01/2039	72,222,914
75,725,000	Federal National Mortgage Association, Pool BL4881	2.31%		12/01/2029	82,469,497
73,850,000	Federal National Mortgage Association, Pool BL4937	2.32%		12/01/2029	80,494,549
34,160,000	Federal National Mortgage Association, Pool BL4938	2.32%		12/01/2029	37,233,497
14,220,000	Federal National Mortgage Association, Pool BL4939	2.32%		12/01/2029	15,512,013
65,121,000	Federal National Mortgage Association, Pool BL4969	2.35%		11/01/2029	71,165,692
21,686,000	Federal National Mortgage Association, Pool BL5111	2.41%		01/01/2030	23,803,652
17,125,000	Federal National Mortgage Association, Pool BL5256	2.28%		02/01/2032	18,313,307
30,200,000	Federal National Mortgage Association, Pool BL5315	2.44%		01/01/2032	32,782,306
8,500,000	Federal National Mortgage Association, Pool BL5322	2.43%		01/01/2030	9,212,418
46,800,000	Federal National Mortgage Association, Pool BL5400	2.54%		02/01/2030	51,801,488
103,889,000	Federal National Mortgage Association, Pool BL5401	2.54%		02/01/2030	114,991,556
24,557,000	Federal National Mortgage Association, Pool BL5833	2.60%		03/01/2030	27,363,971
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%		02/01/2035	9,084,021
22,828,000	Federal National Mortgage Association, Pool BL5870	2.30%		02/01/2032	24,690,517
60,000,000	Federal National Mortgage Association, Pool BL5953	2.15%		03/01/2030	64,839,020
20,570,000	Federal National Mortgage Association, Pool BL6297	2.08%		05/01/2030	21,918,067
6,840,932	Federal National Mortgage Association, Pool BL6639	2.66%		05/01/2050	7,542,160
28,785,015	Federal National Mortgage Association, Pool BL6913	1.96%		05/01/2035	30,134,020
36,488,000	Federal National Mortgage Association, Pool BL7110	1.76%		07/01/2035	37,294,828
3,568,101	Federal National Mortgage Association, Pool BL7331	2.23%		07/01/2040	3,738,526
20,400,000	Federal National Mortgage Association, Pool BL7424	1.65%		08/01/2035	20,531,447
40,000,000	Federal National Mortgage Association, Pool BL8165	1.35%		09/01/2032	39,820,351
49,000,000	Federal National Mortgage Association, Pool BL8177	1.10%		09/01/2030	48,460,576
122,500,000	Federal National Mortgage Association, Pool BL8237	1.17%		10/01/2030	121,660,946
32,000,000	Federal National Mortgage Association, Pool BL8269	1.51%		09/01/2035	31,762,146
146,000,000	Federal National Mortgage Association, Pool BL8708	1.40%		11/01/2032	145,670,679
97,000,000	Federal National Mortgage Association, Pool BL8977	1.20%		11/01/2030	96,549,526
48,643,000	Federal National Mortgage Association, Pool BL9056	1.78%		11/01/2035	48,678,237
13,313,000	Federal National Mortgage Association, Pool BL9362	1.54%		11/01/2030	13,523,855
34,735,000	Federal National Mortgage Association, Pool BL9367	1.41%		12/01/2030	34,965,001
53,000,000	Federal National Mortgage Association, Pool BL9576	2.24%		12/01/2050	53,733,861
74,483,356	Federal National Mortgage Association, Pool BM5112	3.00%		11/01/2033	79,858,931
37,152,014	Federal National Mortgage Association, Pool BM5299	3.00%		12/01/2046	38,998,953
56,384,042	Federal National Mortgage Association, Pool BM5633	3.00%		07/01/2047	59,179,999
12,575,988	Federal National Mortgage Association, Pool BM5834	3.00%		04/01/2048	12,972,966
21,332,190	Federal National Mortgage Association, Pool CA0862	3.50%		09/01/2047	22,635,059
11,230,139	Federal National Mortgage Association, Pool CA3898	3.00%		07/01/2034	12,076,353
8,134,822	Federal National Mortgage Association, Pool CA4413	3.00%		10/01/2049	8,565,560
56,168,482	Federal National Mortgage Association, Pool CA7235	2.50%		10/01/2050	59,693,616
16,531,548	Federal National Mortgage Association, Pool CA7671	2.50%		11/01/2040	17,768,449
109,938,998	Federal National Mortgage Association, Pool CA7743	2.50%		11/01/2050	118,342,538
29,155,467	Federal National Mortgage Association, Pool CA7789	2.50%		11/01/2040	31,159,857
98,742,469	Federal National Mortgage Association, Pool FM1000	3.00%		04/01/2047	103,594,632
235,507,960	Federal National Mortgage Association, Pool FM4623	2.50%		11/01/2050	250,288,394
110,805,338	Federal National Mortgage Association, Pool FM4637	2.50%		11/01/2050	117,486,949
58,654,316	Federal National Mortgage Association, Pool FM4684	2.50%		10/01/2050	62,465,645
60,368,072	Federal National Mortgage Association, Pool FM4752	2.50%		11/01/2050	64,685,224
73,498,599	Federal National Mortgage Association, Pool FM4792	2.50%		11/01/2050	78,111,377
38,413,167	Federal National Mortgage Association, Pool FM4913	2.50%		11/01/2050	40,534,403
68,373,734	Federal National Mortgage Association, Pool MA2259	3.00%		05/01/2035	71,879,198
47,165,592	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	49,237,243
42,242,475	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	43,621,037
15,841,928	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	16,358,578
52,140,015	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	53,839,772
4,736,235	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	4,890,675
87,756,565	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	92,689,575
33,086,190	Federal National Mortgage Association, Pool MA2895	3.00%		02/01/2047	34,802,854
63,438,305	Federal National Mortgage Association, Pool MA4074	2.00%		07/01/2035	66,327,112
83,533,250	Federal National Mortgage Association, Pool MA4077	2.00%		07/01/2050	86,794,251
95,313,230	Federal National Mortgage Association, Pool MA4094	2.50%		08/01/2040	100,591,988
33,816,329	Federal National Mortgage Association, Pool MA4097	3.00%		08/01/2050	35,463,547
177,623,932	Federal National Mortgage Association, Pool MA4100	2.00%		08/01/2050	184,558,079
49,063,041	Federal National Mortgage Association, Pool MA4119	2.00%		09/01/2050	50,978,382
156,896,451	Federal National Mortgage Association, Pool MA4123	2.00%		09/01/2035	164,050,731
19,722,409	Federal National Mortgage Association, Pool MA4152	2.00%		10/01/2040	20,534,795
98,654,663	Federal National Mortgage Association, Pool MA4157	1.50%		10/01/2050	99,724,324
98,834,216	Federal National Mortgage Association, Pool MA4158	2.00%		10/01/2050	102,692,542
147,609,485	Federal National Mortgage Association, Pool MA4159	2.50%		10/01/2050	155,760,715
39,260,980	Federal National Mortgage Association, Pool MA4160	3.00%		10/01/2050	41,287,262
167,608,453	Federal National Mortgage Association, Pool MA4165	2.00%		10/01/2050	172,257,461
198,383,122	Federal National Mortgage Association, Pool MA4176	2.00%		11/01/2040	206,127,674
145,967,511	Federal National Mortgage Association, Pool MA4178	1.50%		11/01/2035	150,217,129
468,660,208	Federal National Mortgage Association, Pool MA4181	1.50%		11/01/2050	473,741,708
99,330,289	Federal National Mortgage Association, Pool MA4191	2.00%		11/01/2050	102,089,206
396,310,043	Federal National Mortgage Association, Pool MA4209	1.50%		12/01/2050	400,399,943
25,000,000	Federal National Mortgage Association, Pool MA4236	1.50%		01/01/2051	25,258,001
229,718,634	Federal National Mortgage Association, Pool RB5071	2.00%		09/01/2040	239,181,031
54,971,777	Federal National Mortgage Association, Pool SD8079	2.00%		07/01/2050	57,224,446
48,036,060	Federal National Mortgage Association, Pool SD8097	2.00%		08/01/2050	49,911,309
540,289	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	625,375
749,033	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	844,127
11,152,421	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	12,834,354
2,106,646	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	2,397,179
1,072,880	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	1,222,420
7,958,838	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	9,146,652
7,899,718	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	9,075,027
1,983,005	Federal National Mortgage Association, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	03/25/2034	205,112
2,108,000	Federal National Mortgage Association, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	7.55%	I/F I/O	07/25/2034	429,350
3,126,829	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	3,441,052
131,100	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	138,612
487,989	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	537,125
3,770,885	Federal National Mortgage Association, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.55%	I/F I/O	10/25/2035	733,714
3,278,186	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.43%	I/F I/O	10/25/2036	720,966
1,329,741	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	6.17%	I/F I/O	01/25/2037	274,400
674,747	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	781,003
5,479,551	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.60%	I/F I/O	07/25/2036	1,148,929
814,518	Federal National Mortgage Association, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.45%	I/F I/O	10/25/2036	105,701
7,622,661	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	8,691,935
787,198	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	05/25/2037	119,590
5,068,876	Federal National Mortgage Association, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	6.66%	I/F I/O	03/25/2037	982,262
2,479,754	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	6.29%	I/F I/O	04/25/2037	545,523
354,334	Federal National Mortgage Association, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	5.96%	I/F I/O	04/25/2037	55,794
2,529,851	Federal National Mortgage Association, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	04/25/2037	443,163
2,117,938	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.47%	I/F I/O	10/25/2036	416,420
3,235,885	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	3,770,784
1,768,011	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	1,933,581
2,646,096	Federal National Mortgage Association, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	5.72%	I/F I/O	08/25/2037	531,526
783,407	Federal National Mortgage Association, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.50%	I/F I/O	03/25/2037	140,068
479,884	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	551,275
3,030,086	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	3,334,802
5,824,319	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	6,718,529
536,816	Federal National Mortgage Association, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	06/25/2037	80,504
893,422	Federal National Mortgage Association, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.00%	I/F I/O	07/25/2038	144,574
587,965	Federal National Mortgage Association, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	02/25/2037	89,845
1,031,689	Federal National Mortgage Association, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	02/25/2038	191,000
651,017	Federal National Mortgage Association, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	07/25/2038	91,544
547,451	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	07/25/2038	72,352
1,374,461	Federal National Mortgage Association, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	08/25/2038	285,987
437,960	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	497,845
3,672,478	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	3,994,798
595,698	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	01/25/2040	104,629
419,979	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	466,175
1,470,070	Federal National Mortgage Association, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	06/25/2039	233,846
878,959	Federal National Mortgage Association, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	06/25/2039	116,903
568,454	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	07/25/2039	88,108
374,889	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.80%	I/F I/O	07/25/2039	66,223
3,953,531	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.60%	I/F I/O	07/25/2039	703,852
491,389	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	544,413
1,147,387	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	1,282,075
585,938	Federal National Mortgage Association, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.65%	I/F I/O	09/25/2039	84,035
2,482,380	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	2,637,693
2,335,042	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	2,553,576
8,977,439	Federal National Mortgage Association, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	7.08%	I/F I/O	01/25/2036	1,921,319
12,230,613	Federal National Mortgage Association, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.60%	I/F I/O	10/25/2039	2,993,657
870,123	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	5.57%	I/F I/O	04/25/2037	135,619
900,519	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	975,369
11,294,986	Federal National Mortgage Association, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	4.33%	I/F I/O	09/25/2040	1,651,481
4,645,297	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	5,266,731
11,846,875	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	12,583,959
3,364,578	Federal National Mortgage Association, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.20%	I/F I/O	02/25/2040	652,719
1,177,024	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	1,275,925
915,006	Federal National Mortgage Association, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.80%	I/F I/O	10/25/2050	111,828
2,103,104	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	2,333,628
709,660	Federal National Mortgage Association, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.35%	I/F I/O	10/25/2040	58,581
1,664,190	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	1,773,106
16,858,516	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.35%	I/F I/O	10/25/2040	2,216,074
242,685	Federal National Mortgage Association, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	53.30%	I/F	11/25/2040	975,626
178,693	Federal National Mortgage Association, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.54%	I/F	11/25/2040	303,318
3,046,115	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	3,344,248
2,095,365	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	2,235,416
88,008	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.54%	I/F	12/25/2040	132,326
7,125,820	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	7,804,233
5,939,578	Federal National Mortgage Association, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.50%	I/F I/O	01/25/2026	555,629
8,395,204	Federal National Mortgage Association, Series 2010-150-FD (1 Month LIBOR USD + 0.51%, 0.51% Floor, 7.00% Cap)	0.66%		01/25/2041	8,474,459
16,623,083	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	18,401,647
6,477,405	Federal National Mortgage Association, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.30%	I/F I/O	03/25/2040	1,076,146
2,186,277	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	2,520,021
1,027,158	Federal National Mortgage Association, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.80%	I/F I/O	03/25/2040	101,105
298,245	Federal National Mortgage Association, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.30%	I/F I/O	12/25/2049	21,026
1,543,435	Federal National Mortgage Association, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	02/25/2050	321,818
1,226,871	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	04/25/2040	129,977
3,480,479	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	3,665,463
1,954,345	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	4.78%	I/F I/O	04/25/2040	229,545
408,106	Federal National Mortgage Association, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.30%	I/F I/O	04/25/2040	15,540
429,305	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.30%	I/F I/O	04/25/2040	66,223
816,828	Federal National Mortgage Association, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.80%	I/F I/O	05/25/2040	103,136
5,507,633	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	5,845,713
1,680,583	Federal National Mortgage Association, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	6.08%	I/F I/O	02/25/2040	296,295
657,634	Federal National Mortgage Association, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	12.09%	I/F	06/25/2040	828,437
4,724,435	Federal National Mortgage Association, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	5.62%	I/F I/O	06/25/2040	1,088,608
5,210,152	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	01/25/2040	840,436
505,436	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	577,180
403,129	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	431,257
5,347,457	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	6,140,395
12,170,819	Federal National Mortgage Association, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.65%		06/25/2040	12,298,382
16,309,063	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	18,271,873
3,758,868	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	4,013,289
14,891,837	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	16,759,298
1,821,222	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	1,980,664
3,642,436	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	3,961,319
5,551,808	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	5,882,087
447,971	Federal National Mortgage Association, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.70%	I/F I/O	08/25/2040	62,182
1,399,468	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	1,517,407
7,224,999	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.23%	I/F	09/25/2040	12,558,631
1,072,619	Federal National Mortgage Association, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	5.15%	I/F I/O	02/25/2040	151,747
28,629,625	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	31,348,265
520,021	Federal National Mortgage Association, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	9.79%	I/F	11/25/2041	719,951
4,975,146	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	5,479,171
7,816,055	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	9,012,325
2,685,435	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	2,994,904
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	35,370,894
18,527,044	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	20,069,915
35,536,552	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	38,300,756
664,077	Federal National Mortgage Association, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	6.32%	I/F I/O	03/25/2041	109,382
5,099,326	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	5,312,353
3,657,050	Federal National Mortgage Association, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	8.69%	I/F	04/25/2041	4,175,327
37,631,184	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	40,438,929
7,123,748	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	7,874,731
15,786,435	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	16,853,405
3,055,120	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	3,227,533
6,824,414	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	7,765,846
7,246,204	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	7,937,828
4,442,111	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	4,627,003
8,046,368	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	8,894,582
2,626,932	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	2,849,222
5,381,522	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	5,833,100
21,524,668	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	23,400,232
6,338,335	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	6,715,073
16,281,906	Federal National Mortgage Association, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		06/25/2041	16,400,251
1,105,761	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,232,845
8,049,440	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	8,388,241
11,683,231	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	13,032,982
15,189,972	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	16,624,425
30,301,698	Federal National Mortgage Association, Series 2011-99-CZ	4.50%	>	10/25/2041	36,251,388
60,691,924	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	69,505,113
13,784,151	Federal National Mortgage Association, Series 2012-104-Z	3.50%	>	09/25/2042	15,319,538
4,554,817	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	4,950,125
23,104,466	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	26,300,706
1,700,579	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	1,702,846
25,742,834	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	25,956,386
34,983,698	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	37,671,244
41,670,771	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	44,874,524
23,905,735	Federal National Mortgage Association, Series 2012-132-KH	1.75%		12/25/2032	24,799,186
23,868,401	Federal National Mortgage Association, Series 2012-144-PT	4.20%	#	11/25/2049	26,504,136
10,097,665	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	11,185,023
27,642,356	Federal National Mortgage Association, Series 2012-15-PZ	4.00%	>	03/25/2042	32,111,204
20,425,148	Federal National Mortgage Association, Series 2012-20-ZT	3.50%	>	03/25/2042	22,287,613
63,820,882	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	70,795,739
42,783,433	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	47,513,056
1,418,239	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	1,420,563
15,863,432	Federal National Mortgage Association, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		07/25/2042	15,980,269
37,700,791	Federal National Mortgage Association, Series 2012-74-Z	4.00%	>	07/25/2042	42,488,769
3,114,248	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	3,159,040
27,118,960	Federal National Mortgage Association, Series 2012-86-ZC	3.50%	>	08/25/2042	30,576,411
37,783,817	Federal National Mortgage Association, Series 2012-96-VZ	3.50%	>	09/25/2042	41,720,751
16,439,941	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	18,537,049
30,245,094	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	32,879,015
16,942,677	Federal National Mortgage Association, Series 2013-100-PJ	3.00%		03/25/2043	18,134,992
27,678,948	Federal National Mortgage Association, Series 2013-130-ZE	3.00%	>	01/25/2044	29,552,154
24,869,366	Federal National Mortgage Association, Series 2013-133-ZT	3.00%	>	01/25/2039	26,763,109
13,244,536	Federal National Mortgage Association, Series 2013-36-Z	3.00%	>	04/25/2043	14,500,381
14,165,245	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	14,997,405
15,200,048	Federal National Mortgage Association, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F	04/25/2043	15,343,264
2,550,921	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	2,606,880
3,755,837	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.78%	I/F	06/25/2043	3,889,747
58,265,376	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	60,672,511
14,493,879	Federal National Mortgage Association, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	12/25/2042	2,025,117
8,743,551	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	8,875,638
25,394,963	Federal National Mortgage Association, Series 2014-12-GZ	3.50%	>	03/25/2044	28,301,848
26,931,315	Federal National Mortgage Association, Series 2014-21-GZ	3.00%	>	04/25/2044	28,612,826
31,390,570	Federal National Mortgage Association, Series 2014-37-ZY	2.50%	>	07/25/2044	32,956,629
51,030,642	Federal National Mortgage Association, Series 2014-39-ZA	3.00%	>	07/25/2044	53,069,045
3,114,471	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	3,133,219
15,049,218	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	15,187,961
61,162,066	Federal National Mortgage Association, Series 2014-60-EZ	3.00%	>	10/25/2044	67,698,394
43,173,443	Federal National Mortgage Association, Series 2014-61-ZV	3.00%	>	10/25/2044	47,501,036
36,408,174	Federal National Mortgage Association, Series 2014-64-NZ	3.00%	>	10/25/2044	38,416,711
37,163,383	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	37,633,637
12,819,984	Federal National Mortgage Association, Series 2014-67-DZ	3.00%	>	10/25/2044	13,999,834
37,739,619	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	38,272,691
40,983,439	Federal National Mortgage Association, Series 2014-68-MZ	3.00%	>	11/25/2044	43,553,297
28,525,278	Federal National Mortgage Association, Series 2014-6-Z	2.50%	>	02/25/2044	30,132,962
15,924,525	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	16,131,754
23,135,581	Federal National Mortgage Association, Series 2014-77-VZ	3.00%	>	11/25/2044	25,204,742
10,887,874	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	11,078,015
29,712,160	Federal National Mortgage Association, Series 2014-84-KZ	3.00%	>	12/25/2044	32,887,201
44,309,461	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	44,970,035
125,181,455	Federal National Mortgage Association, Series 2014-M11-1A	3.12%	#	08/25/2024	134,725,840
16,907,810	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	17,693,089
45,407,366	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	46,341,523
11,306,570	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	11,725,667
38,396,721	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	40,006,085
884,936	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	886,732
22,805,492	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	23,254,051
93,163,239	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	96,399,543
27,402,150	Federal National Mortgage Association, Series 2015-8-AP	2.00%		03/25/2045	28,160,734
9,644,385	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	10,228,651
42,330,203	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	45,454,853
26,283,803	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	27,610,181
61,872,494	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	65,843,990
52,956,980	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	54,468,965
34,747,774	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	35,136,077
17,393,378	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	17,881,390
45,833,087	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	47,252,400
24,511,651	Federal National Mortgage Association, Series 2016-94-PA	3.00%		03/25/2044	24,923,642
17,405,581	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	17,536,863
4,579,143	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	4,595,476
2,383,598	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	2,394,917
7,353,018	Federal National Mortgage Association, Series 2017-51-EA	3.00%		11/25/2042	7,471,674
8,242,709	Federal National Mortgage Association, Series 2017-61-TA	3.00%		02/25/2043	8,313,262
28,043,857	Federal National Mortgage Association, Series 2018-21-IO	3.00%	I/O	04/25/2048	2,194,911
46,319,033	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	42,757,475
1,121,797	Federal National Mortgage Association, Series 2018-23-CG	2.75%		12/25/2043	1,125,252
83,705,920	Federal National Mortgage Association, Series 2018-27-AO	0.00%	P/O	05/25/2048	79,779,770
27,574,149	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	28,931,406
33,722,424	Federal National Mortgage Association, Series 2018-33-A	3.00%		05/25/2048	35,771,418
13,150,903	Federal National Mortgage Association, Series 2018-33-C	3.00%		05/25/2048	13,800,745
103,259,945	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	108,689,229
37,245,998	Federal National Mortgage Association, Series 2018-38-JB	3.00%		06/25/2048	39,503,940
116,495,466	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	122,913,876
20,573,901	Federal National Mortgage Association, Series 2018-64-A	3.00%		09/25/2048	21,606,167
55,048,880	Federal National Mortgage Association, Series 2018-85-PO	0.00%	P/O	12/25/2048	50,643,049
45,998,891	Federal National Mortgage Association, Series 2019-12-BA	3.00%		04/25/2049	48,766,074
8,381,612	Federal National Mortgage Association, Series 2019-48-AZ	3.50%	>	09/25/2049	8,989,306
15,216,213	Federal National Mortgage Association, Series 2019-64-D	2.50%		11/25/2049	15,904,844
231,849,952	Federal National Mortgage Association, Series 2019-M16-X	1.19%	#I/O	07/25/2031	21,540,414
255,710,227	Federal National Mortgage Association, Series 2019-M24-2XA	1.15%	#I/O	03/25/2031	25,237,193
219,707,375	Federal National Mortgage Association, Series 2019-M24-XA	1.28%	#I/O	03/25/2029	19,371,995
16,000,000	Federal National Mortgage Association, Series 2020-13-HB	3.00%		03/25/2050	17,199,187
10,000,000	Federal National Mortgage Association, Series 2020-2-MB	2.00%		11/25/2059	9,812,919
25,206,464	Federal National Mortgage Association, Series 2020-2-MT	2.00%		11/25/2059	25,991,706
40,000,000	Federal National Mortgage Association, Series 2020-47-GL	2.00%		05/25/2046	41,362,840
48,500,000	Federal National Mortgage Association, Series 2020-47-KM	2.00%		12/25/2045	50,144,742
506,381,275	Federal National Mortgage Association, Series 2020-M10-X2	1.70%	#I/O	12/25/2030	68,624,385
266,560,450	Federal National Mortgage Association, Series 2020-M10-X8	0.72%	#I/O	12/25/2027	10,778,718
102,459,509	Federal National Mortgage Association, Series 2020-M13-X2	1.30%	#I/O	09/25/2030	9,501,511
31,406,355	Federal National Mortgage Association, Series 2020-M17-X1	1.45%	#I/O	01/25/2028	2,375,916
5,659,555	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.30%	I/F I/O	11/25/2039	1,065,680
61,911,754	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	65,233,942
1,665,724	Government National Mortgage Association, Pool MA2511	3.50%		01/20/2045	1,741,000
8,538,530	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.95%	I/F I/O	08/20/2033	1,540,110
3,531,898	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	3,926,440
1,935,100	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	2,214,822
3,838,424	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.93%	I/F I/O	10/20/2034	675,454
929,157	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	1,056,952
10,332,090	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	11,673,278
732,179	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	38.85%	I/F	05/20/2036	1,374,147
4,306,154	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	4.54%	I/F I/O	04/20/2037	457,891
3,312,312	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.35%	I/F I/O	01/16/2038	698,393
5,847,774	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	7.54%	I/F I/O	05/16/2038	1,537,390
2,324,578	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	6.18%	I/F I/O	05/20/2038	304,710
2,618,252	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	06/20/2038	560,974
1,876,226	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	06/16/2038	372,010
834,870	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	09/20/2038	109,152
1,802,584	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.41%	I/F I/O	11/16/2036	287,040
6,274,513	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	6,976,290
4,336,064	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.50%	I/F I/O	02/16/2039	951,039
1,244,152	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	09/20/2038	170,465
3,527,731	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	3,889,056
20,437,691	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	22,235,435
8,209	Government National Mortgage Association, Series 2009-41-ZQ	4.50%	>	06/16/2039	10,057
2,288,613	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	2,533,437
395,292	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	424,395
1,820,686	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.05%	I/F I/O	04/16/2039	240,147
2,908,914	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	3,162,390
2,040,814	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.59%	I/F I/O	03/20/2037	184,428
15,544,473	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	03/20/2040	2,023,309
4,910,808	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.60%	I/F I/O	01/16/2040	940,463
4,173,908	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	4,664,245
40,638,170	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	02/20/2040	8,183,186
3,513,867	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	4,020,530
3,414,031	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	5.53%	I/F I/O	04/20/2040	633,914
1,072,666	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.40%	I/F I/O	09/20/2039	188,632
10,501,121	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.60%	I/F I/O	05/20/2040	1,845,666
9,082,285	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	10,514,362
5,368,908	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.20%	I/F	12/20/2040	6,027,474
5,374,534	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.20%	I/F	12/20/2040	5,995,145
2,142,900	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	2,396,858
1,548,488	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	1,494,345
14,863,858	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	5.20%	I/F I/O	05/20/2041	2,538,769
14,498,965	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	16,229,311
5,563,378	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	5.23%	I/F I/O	05/20/2041	984,860
4,340,334	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.00%	I/F I/O	05/20/2041	974,241
467,683	Government National Mortgage Association, Series 2012-105-SE (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.05%	I/F I/O	01/20/2041	6,325
1,790,658	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	1,799,219
14,623,271	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.00%	I/F I/O	08/20/2043	3,018,816
18,507,369	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.05%	I/F I/O	09/16/2043	3,488,123
20,247,500	Government National Mortgage Association, Series 2013-182-WZ	2.50%	>	12/20/2043	20,974,725
62,413,969	Government National Mortgage Association, Series 2013-182-ZW	2.50%	>	12/20/2043	64,655,679
10,161,981	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	02/16/2043	1,547,102
10,045,051	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	02/20/2043	2,040,711
18,563,095	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	19,288,166
18,867,987	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45%	I/F I/O	11/20/2044	3,102,469
19,482,329	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45%	I/F I/O	11/20/2044	3,564,801
31,306,112	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.40%	I/F I/O	02/20/2044	5,900,454
18,156,154	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.05%	I/F I/O	03/20/2044	3,787,722
17,777,568	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	04/16/2044	3,772,983
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	9,036,641
217,698,804	Government National Mortgage Association, Series 2020-140-ES (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.15%	I/F I/O	09/20/2050	56,436,260
56,041,068	Government National Mortgage Association, Series 2020-162-QS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.15%	I/F I/O	10/20/2050	14,560,086

Total US Government and Agency Mortgage Backed Obligations (Cost $25,388,048,176)					26,559,193,023

US Government and Agency Obligations - 3.9%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	82,523,621
320,000,000	United States Treasury Notes	0.63%		08/15/2030	311,850,000
390,000,000	United States Treasury Notes	1.13%		08/15/2040	368,732,813
300,000,000	United States Treasury Notes	1.25%		05/15/2050	271,617,186
400,000,000	United States Treasury Notes	1.38%		08/15/2050	373,875,000
590,000,000	United States Treasury Notes	1.63%		11/15/2050	586,635,159

Total US Government and Agency Obligations (Cost $1,989,562,082)					1,995,233,779

Repurchase Agreements - 0.5%
270,000,000	CSFM 001 (1 Month LIBOR USD + 3.00%) [Collateralized by $270,000,000 Residential Mortgage Backed Obligation, (Market Value $1,295,388,536)]	3.50%		05/05/2021	272,025,000

Total Repurchase Agreements (Cost $270,032,203)					272,025,000

Affiliated Mutual Funds - 0.0%
769,657	Doubleline Income Fund (Class I)				6,949,998

Total Affiliated Mutual Funds (Cost $7,627,296)					6,949,998

Short Term Investments - 4.3%
738,812,246	First American Government Obligations Fund - Class U	0.04%	◆		738,812,246
738,812,246	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	◆		738,812,246
738,972,831	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		738,972,831

Total Short Term Investments (Cost $2,216,597,323)					2,216,597,323

Total Investments - 103.3% (Cost $52,577,715,362)					53,016,777,740
Liabilities in Excess of Other Assets - (3.3)%					(1,672,571,042)

NET ASSETS - 100.0%					$51,344,206,698

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

P/O	Principal only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2020.

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $11,146,667 or 0.0% of net assets.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2020.

◆	Seven-day yield as of December 31, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	51.7%
Non-Agency Residential Collateralized Mortgage Obligations	26.7%
Non-Agency Commercial Mortgage Backed Obligations	8.8%
Short Term Investments	4.3%
Asset Backed Obligations	4.3%
US Government and Agency Obligations	3.9%
Collateralized Loan Obligations	3.0%
Repurchase Agreements	0.5%
Bank Loans	0.1%
Affiliated Mutual Funds	0.0%	~
Other Assets and Liabilities	(3.3)%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Total Return Bond Fund’s investments in affiliated mutual funds for the period ended December 31, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at December 31, 2020	Value at December 31, 2020	Change in Unrealized for the Period Ended December 31, 2020	Dividend Income Earned in the Period Ended December 31, 2020	Net Realized Gain (Loss) in the Period Ended December 31, 2020
DoubleLine Income Fund (Class I)	$56,624,814	$-	$(53,450,000)	769,657	$6,949,998	$12,757,530	$692,343	$(8,982,346)

	$56,624,814	$-	$(53,450,000)	769,657	$6,949,998	$12,757,530	$692,343	$(8,982,346)

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.